As filed with the Securities and Exchange Commission on April 8, 1998


                                       Securities Act Registration No. 333-44193
                               Investment Company Act Registration No. 811-08605


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933




       Pre-effective Amendment No. 1    Post-effective Amendment No. __




                            PBHG ADVISOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 (610) 647-4100
                        (Area Code and Telephone Number)

                                Harold J. Baxter
                        Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                     (Name and Address of Agent for Service)

                                   Copies to:

Thomas H. Duncan, Esq.                         John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll, LLP         General Counsel
1225 Seventeenth Street, Suite 2300            Pilgrim Baxter & Associates, Ltd.
Denver, Colorado  80202                        825 Duportail Road
(303) 292-2400                                 Wayne, Pennsylvania 19087
                                               (610) 647-4100

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     The securities being registered are Class A shares of the Registrant's PBHG Advisor Enhanced Equity Fund, PBHG Advisor Master Fixed Income Fund and PBHG Advisor Short-Term Government Fund. No filing fee is required because an indefinite number of shares is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.


     It is proposed that this registration statement shall hereafter become effective on May 8, 1998, in accordance with Rule 488.

                          THE PBHG ADVISOR FUNDS, INC.

                                    FORM N-14

                              Cross Reference Sheet

                   Pursuant to Rule 481(a) under the 1933 Act


 Item                                          Location in Combined Proxy
  No.                                          Statement and Prospectus
-----                                          ------------------------------

 Part A

   1.      Beginning of Registration           Cover Page
           Statement and Outside Front
           Cover Page or Prospectus

   2.      Beginning and Outside Back          Table of Contents
           Cover Page

   3.      Fee Table, Synopsis and Risk        Summary; Risk Factors
           Factors

   4.      Information About the Transaction   Summary; Information About the
                                               Agreement

   5.      Information About the Registrant    Summary; Comparison of Investment
                                               Objectives and Policies;
                                               Information About the Agreement;
                                               Rights of Shareholders;
                                               Additional Information About Each
                                               Fund; Capitalization

   6.      Information About the Company       Summary; Comparison of Investment
           Being Acquired                      Objectives and Policies;
                                               Information About the Agreement;
                                               Rights of Shareholders;
                                               Additional Information About Each
                                               Fund; Capitalization; Financial
                                               Statements; Ownership of Analytic
                                               Portfolio Shares

   7.      Voting Information                  Summary; Information Relating to
                                               Voting Matters

   8.      Interest of Certain Persons and     Summary; Additional Information
           Experts                             About Each Fund

   9.      Additional Information Required     Not Applicable
           for Reoffering by Persons
           Deemed to be Underwriters

                                               Location in Statement of
 Part B                                        Additional Information
                                               -------------------------------

   10.     Cover Page                          Cover Page

   11.     Table of Contents                   Cover Page

   12.     Additional Information About the    The Company; Description of
           Registrant                          Permitted Investments; Directors
                                               and Officers of the Company;
                                               Advisory and Management-Related
                                               Services Agreement and Plans of
                                               Distribution; Portfolio
                                               Transactions; Description of
                                               Shares; Determination of Net
                                               Asset Value; Taxes; Performance
                                               Data; Financial Information



   13.     Additional Information About the    Not Applicable
           Company Being Acquired

   14.     Financial Statements                Financial Information

Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this document.

                            THE ANALYTIC SERIES FUND


Dear Shareholder:


The accompanying Combined Proxy Statement and Prospectus contains an important proposal for your consideration as a shareholder of Analytic Enhanced Equity Portfolio, Analytic Master Fixed Income Portfolio or Analytic Short-Term Government Portfolio. Your Board of Trustees has proposed that the Enhanced Equity Portfolio combine with PBHG Advisor Enhanced Equity Fund, the Master Fixed Income Portfolio combine with PBHG Advisor Master Fixed Income Fund and the Short-Term Government Portfolio combine with PBHG Advisor Short-Term Government Fund (the "Reorganizations"). If the proposed Reorganizations are approved, you will receive shares of the corresponding PBHG Advisor Fund having an aggregate net asset value equal to the aggregate net asset value of your Analytic Portfolio shares, with no tax effect to you.


The Analytic Portfolios have distinct investment objectives that were designed to offer investors a range of investment opportunities within a single fund family. While the Analytic Portfolios have performed well, they have not reached the "critical mass" necessary to achieve operating efficiencies.


Your Board of Trustees believes that the Reorganizations are in the best interests of the shareholders of the Analytic Portfolios. The investment objectives and policies of the PBHG Advisor Funds are the same as those of the corresponding Analytic Portfolios. Analytic TSA Global Asset Management, Inc. ("Analytic TSA"), the adviser to the Analytic Portfolios, will be the sub-adviser to the PBHG Advisor Funds, so your investment will continue to benefit from Analytic TSA's distinctive investment philosophy. If, as expected, the distributor of the PBHG Advisor Funds is able to distribute PBHG Advisor Fund shares successfully, growth in assets would make possible the realization of economies of scale and attendant savings in costs to the PBHG Advisor Funds and their shareholders. In addition, following the Reorganizations, you will be able to purchase additional shares of the other funds in PBHG Advisor Funds without paying a sales charge and you will be able to freely exchange your PBHG Advisor Fund shares without paying a sales charge for shares of the same class of the other funds in PBHG Advisor Funds representing a wide range of investment objectives and policies.


The enclosed materials provide more information about the proposal. Please read this information carefully and call us if you have any questions. Our toll free number is 1-800-374-2633.

Your vote is important no matter how many shares you own. Voting your shares early will help us avoid follow-up mailings and telephone solicitations.

After reviewing the enclosed materials, we ask that you vote FOR the proposed Reorganizations by completing, dating, and signing your proxy card, and mailing it to us.

Sincerely,
Michael Koehn
Chairman
The Analytic Series Fund

                            THE ANALYTIC SERIES FUND

                       ANALYTIC ENHANCED EQUITY PORTFOLIO
                     ANALYTIC MASTER FIXED INCOME PORTFOLIO
                    ANALYTIC SHORT-TERM GOVERNMENT PORTFOLIO


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To Be Held on May __, 1998

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of The Analytic Series Fund (the "Fund"), will be held at the offices of the Fund, 700 South Flower Street, Suite 2400, Los Angeles, California 80017, on May __, 1998, at ______ _.m., for the following purposes.


     1. To consider and vote on a proposed Agreement and Plan of Reorganization (the "Agreement") between the Fund and PBHG Advisor Funds, Inc. ("PBHG Advisor Funds"), providing for (a) the acquisition of all the assets of the Enhanced Equity Portfolio, Master Fixed Income Portfolio, and Short-Term Government Portfolio series of the Fund by the corresponding series of PBHG Advisor Funds (the PBHG Advisor Enhanced Equity Fund, PBHG Advisor Master Fixed Income Fund, and PBHG Advisor Short-Term Government Fund series, respectively), in exchange for Class A shares of such respective series of PBHG Advisor Funds, and (b) the liquidation of the Fund and its Portfolios, and the pro rata distribution of each Portfolio's holdings of PBHG Fund shares to its shareholders.

     2. To transact any other business that may properly come before the Special Meeting.


     Only shareholders of record at the close of business on April 14, 1998, the record date for the Special Meeting, will be entitled to vote at the Special Meeting or any adjournments thereof.


                             YOUR VOTE IS IMPORTANT.
                     PLEASE RETURN YOUR PROXY CARD PROMPTLY.

As a shareholder you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to complete, sign, date, and return the enclosed proxy in the enclosed postage prepaid envelope. Your prompt return of the proxy will help assure a quorum at the Special Meeting and avoid further solicitation. Sending in your proxy will not prevent you from voting your shares in person at the Special Meeting and you may revoke your proxy by advising the Secretary of the Fund in writing (by subsequent proxy or otherwise) of such revocation at any time before it is voted.

                                          By Order of the Board of Trustees,

                                          Charles L. Dobson
                                          Secretary


April __, 1998

                            THE ANALYTIC SERIES FUND

                       ANALYTIC ENHANCED EQUITY PORTFOLIO
                     ANALYTIC MASTER FIXED INCOME PORTFOLIO
                     ANALYTICSHORT-TERM GOVERNMENT PORTFOLIO
                             UAM Fund Services, Inc.
                     c/o Chase Global Funds Services Company
                                  P.O. Box 2798
                        Boston, Massachusetts 02228-2798
                            Toll Free: (800) 374-2633

                            PBHG ADVISOR FUNDS, INC.

                        PBHG ADVISOR ENHANCED EQUITY FUND
                      PBHG ADVISOR MASTER FIXED INCOME FUND
                     PBHG ADVISOR SHORT-TERM GOVERNMENT FUND
                      c/o Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                        Toll Free: (800) ________________


                     COMBINED PROXY STATEMENT AND PROSPECTUS
                              Dated April __, 1998

     This Combined Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of The Analytic Series Fund (the "Fund") on behalf of Analytic Enhanced Equity Portfolio (the "Enhanced Equity Portfolio"), Analytic Master Fixed Income Portfolio (the "Master Fixed Income Portfolio") and Analytic Short-Term Government Portfolio (the "Short-Term Government Portfolio") (collectively, the "Analytic Portfolios"), each a separate series of the Fund, in connection with the Special Meeting of Shareholders of the Fund (the "Special Meeting") to be held at the offices of the Fund, 700 South Flower Street, Suite 2400, Los Angeles, California 80017 on May __, 1998, at [insert time].


        At the Special Meeting, the shareholders of each of the Analytic Portfolios will be asked to approve or disapprove the Agreement and Plan of Reorganization (the "Agreement"), dated as of March __, 1998, between the Fund and PBHG Advisor Funds, Inc., a Maryland corporation ("PBHG Advisor Funds") as it relates to the respective Analytic Portfolios. The Agreement provides for the reorganization of the Analytic Portfolios into three newly created investment portfolios of PBHG Advisor Funds (the "PBHG Funds"). The Board of Trustees of the Fund has unanimously approved the Agreement and the reorganizations (the "Reorganizations") as being fair to and in the best interests of the Analytic Portfolio shareholders.


     Under the terms of the Agreement, the Enhanced Equity Portfolio will be combined with the PBHG Advisor Enhanced Equity Fund (the "Advisor Enhanced Equity Fund"), the Master Fixed Income Portfolio will be combined with the PBHG Advisor Master Fixed Income Fund (the "Advisor Master Fixed Income Fund") and the Short-Term Government Portfolio will be combined with the PBHG Advisor Short-Term Government Fund (the "Advisor Short-Term Government Fund"). On the closing date for the Reorganizations (the "Closing Date"), which is currently scheduled to take place on June 1, 1998, substantially all of the property and assets of each Analytic Portfolio (except for certain excluded assets and a reserve for certain expenses and liabilities) will be transferred to the corresponding PBHG Fund. Upon such transfer, PBHG Advisor Funds will issue Class A shares of the voting common stock of the corresponding PBHG Funds to the Analytic Portfolios. The Analytic Portfolios will then make liquidating distributions of the PBHG Fund shares to the shareholders of the Analytic Portfolios, so that each shareholder of an Analytic Portfolio on the Closing Date will receive PBHG Fund shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Analytic Portfolio shares immediately


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

before the Closing Date. Following the Reorganizations, the Analytic Portfolios will pay or make provision for payment of all of their respective liabilities. If any undistributed income and capital gains recognized prior to the transfer of its assets remain, the Analytic Portfolios will distribute those amounts to their respective shareholders in the form of dividends. The Analytic Portfolios will then be terminated as separate series of the Fund and the Fund will be dissolved under the terms of its Declaration of Trust. For further information about the Reorganizations and the Agreement, see "Additional Information About the Agreement."

     The Advisor Enhanced Equity Fund, Advisor Master Fixed Income Fund and Advisor Short-Term Government Fund are separate investment portfolios of PBHG Advisor Funds that were created specifically for the purpose of the Reorganizations. The investment objective of the Advisor Enhanced Equity Fund is the same as that of the Enhanced Equity Portfolio, to achieve above average total returns by investing in a diversified portfolio consisting primarily of common stocks and related investments such as options and futures. The investment objective of the Advisor Master Fixed Income Fund is the same as that of the Master Fixed Income Portfolio, to achieve above average total returns by investing in a diversified bond portfolio consisting primarily of domestic government, corporate and mortgage-related fixed income securities. The investment objective of the Short-Term Government Portfolio is the same as that of the Advisor Short-Term Government Fund, to achieve a high level of income consistent with both low fluctuation in market value and low credit risk. See "Comparison of Investment Objectives and Policies."

     This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Analytic Portfolios should know before voting on the Agreement and the Reorganizations, and it should be retained for future reference. The Agreement is attached to this Combined Proxy Statement and Prospectus as Exhibit A.

     A form of Prospectus for PBHG Advisor Funds which describes the investment program and operation of the Advisor Enhanced Equity Fund, Advisor Master Fixed Income Fund and Advisor Short-Term Government Fund, is attached to this Combined Proxy Statement and Prospectus as Exhibit B. A Prospectus for the Analytic Portfolios dated October 20, 1997, is attached to this Combined Proxy Statement and Prospectus as Exhibit C. Additional information concerning the Analytic Portfolios is set forth in the Statement of Additional Information for the Analytic Portfolios dated October 20, 1997. Further information concerning the matters considered herein is set forth in the Statement of Additional Information to this Combined Proxy Statement and Prospectus dated April 9, 1998. Each of these documents is on file with the Securities and Exchange Commission ("SEC"), and is available without charge upon oral or written request by writing or calling the Fund or PBHG Advisor Funds at the addresses and telephone numbers shown on the cover page of this Combined Proxy Statement and Prospectus. The SEC maintains a Web site at http:\\www.sec.gov that contains the Statements of Additional Information, material incorporated by reference and other information regarding PBHG Advisor Funds, the Fund, and other registrants that file electronically with the SEC. The information contained in the Statement of Additional Information to this Combined Proxy Statement and Prospectus is incorporated herein by reference.

     This Combined Proxy Statement and Prospectus constitutes the proxy statement of the Fund for the Special Meeting of Shareholders and the prospectus for the shares of the PBHG Funds which are to be issued in connection with the Reorganization.


     The Notice of Special Meeting of Shareholders, this Combined Proxy Statement and Prospectus, and the accompanying proxy are expected to first be sent to shareholders of the Analytic Portfolios on or about April __, 1998.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----


SUMMARY  ..................................................................  1

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES...........................  7

RISK FACTORS...............................................................  9

INFORMATION ABOUT THE AGREEMENT............................................ 10

RIGHTS OF SHAREHOLDERS..................................................... 13

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.............. 17

ADDITIONAL INFORMATION ABOUT EACH FUND..................................... 18

CAPITALIZATION............................................................. 21

FINANCIAL STATEMENTS....................................................... 22

OWNERSHIP OF ANALYTIC PORTFOLIO SHARES..................................... 22

INFORMATION RELATING TO VOTING MATTERS..................................... 23





Exhibit A:    Form of Agreement and Plan of Reorganization
Exhibit B:    Prospectus of the PBHG Advisor Funds, Inc.
Exhibit C:    Prospectus of The Analytic Series Fund
Exhibit D:    Discussion of Performance of the Analytic Portfolios

                                     SUMMARY

     The following is a summary of certain information relating to the Agreement, the proposed Reorganizations, the Fund and PBHG Advisor Funds. It is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement and Prospectus and the related Statement of Additional Information, the form of Prospectus of PBHG Advisor Funds, Inc. attached as Exhibit B, the Prospectus of the Fund attached as Exhibit C and the Agreement attached to this Combined Proxy Statement and Prospectus as Exhibit A.

Proposed Reorganization and the Agreement.

     The Agreement and Reorganizations will result in the combination of the Analytic Portfolios and the PBHG Funds as described below.

     Under the terms of the Agreement, the Enhanced Equity Portfolio will be combined with the Advisor Enhanced Equity Fund, the Master Fixed Income Portfolio will be combined with the Advisor Master Fixed Income Fund and the Short-Term Government Portfolio will be combined with the Advisor Short-Term Government Fund. On the closing date for the Reorganizations (the "Closing Date"), which is currently scheduled to take place on April 30, 1998, substantially all of the property and assets of each Analytic Portfolio (except for certain excluded assets and a reserve for certain expenses and liabilities) will be transferred to the corresponding PBHG Fund. Upon such transfer, PBHG Advisor Funds will issue Class A shares of the voting common stock of the corresponding PBHG Funds to the Analytic Portfolios. The Analytic Portfolios will then make liquidating distributions of the PBHG Fund shares to the shareholders of the Analytic Portfolios, so that each shareholder of an Analytic Portfolio on the Closing Date will receive PBHG Fund shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Analytic Portfolio shares immediately before the Closing Date. Following the Reorganizations, the Analytic Portfolios will pay or make provision for payment of all of their respective liabilities. If any undistributed income and capital gains recognized prior to the transfer of its assets remain, the Analytic Portfolios will distribute those amounts to their respective shareholders in the form of dividends. The Analytic Portfolios will then be terminated as separate series of the Fund and the Fund will be dissolved. For further information about the Reorganizations and the Agreement, see "Additional Information About the Agreement."

     Paul, Hastings, Janofsky & Walker, LLP, counsel for the Fund, will issue an opinion as of the Closing Date to the effect that the Reorganizations will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganizations. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

Reasons for Reorganizations.


     The Board of Trustees of the Fund, including the independent trustees, has determined that it is in the best interests of the Analytic Portfolios and their shareholders to reorganize into the PBHG Funds. In making such determination, the Board of Trustees considered, among other things, the relatively small asset size and lack of significant recent sales growth of the Analytic Portfolios, and the resulting difficulty in achieving adequate economies of scale. Because of the Analytic Portfolios' relatively small asset levels, the Fund's investment adviser, Analytic TSA Global Asset Management, Inc. ("Analytic TSA"), has voluntarily waived a substantial portion of its advisory fees since the Fund was organized in 1992. Analytic TSA has advised the Board of Trustees that such voluntary fee waiver will not be continued after May 1, 1998. Without the fee waiver, the Board of Trustees does not believe that the Analytic Portfolios will be able to maintain competitive expense ratios. On the other hand, the expense ratios for the PBHG Funds are projected to be significantly less than those of the Analytic Portfolios (absent the expense waivers), and the Board of Trustees believes that the Reorganizations should provide shareholders of the Fund with a more advantageous long-term cost structure than could be achieved by the Analytic Portfolios.

     In addition, the Board of Trustees of the Fund considered the following factors: (a) the investment objectives and policies of the Analytic Portfolios and PBHG Funds are the same; (b) Analytic TSA serves as adviser to the Analytic Portfolios and will serve as sub-adviser to the PBHG Funds, providing day-to-day portfolio management for both funds; (c) the Reorganizations will be tax-free to the Analytic Portfolios and their shareholders; (d) holders of shares of the PBHG Funds will have a broader range of shareholder services available to them than holders of shares of the Analytic Portfolios; and (e) PBHG Advisor Funds has good prospects for increasing the assets of the PBHG Funds to levels which can provide reasonable economics of scale.

     See the discussion under "Additional Information About the Agreement - Board Consideration" for more information concerning the deliberations of the Board of Trustees.

Risk Considerations.

     The risks involved in investing in the Analytic Portfolios and PBHG Funds are the same, given that the investment objectives, policies and restrictions of each PBHG Fund are identical to those of the corresponding Analytic Portfolio. See "Risk Factors" below.

Overview of the Analytic Portfolios and the PBHG Funds.

Investment Objectives and Policies.

     The investment objectives and policies of the Analytic Portfolios and the PBHG Funds are the same. The PBHG Funds were created specifically for the purpose of the Reorganizations.

     The investment objective of the Advisor Enhanced Equity Fund is to provide above-average total returns from a diversified equity portfolio which consists primarily of domestic common stocks and related investments such as options and futures. Up to 20% of the total assets of the Advisor Enhanced Equity Fund may be invested in securities of foreign issuers.

     The investment objective of the Advisor Master Fixed Income Fund is to provide above-average total returns from a diversified bond portfolio consisting primarily of domestic government, corporate, and mortgage-related fixed income securities. Up to 20% of the total assets of the Advisor Master Fixed Income Fund may be invested in securities of foreign issuers.

     The investment objective of the Advisor Short-Term Government Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk. At least 80% of the total assets of the Advisor Short-Term Government Fund will be invested in U.S. Government securities and up to 20% may be invested in securities of foreign issuers.

Advisory and Administrative Services

     Analytic Portfolios

     Analytic TSA, 700 South Flower Street, Suite 2400, Los Angeles, CA 90017, is the adviser of the Fund. Analytic TSA is a wholly owned subsidiary of United Asset Management Corporation ("UAM").

     Pursuant to an Investment Advisory Agreement with the Fund, Analytic TSA, subject to the control and direction of the Fund's Officers and Board of Trustees, manages the Analytic Portfolios in accordance with the stated investment objective and policies and makes investment decisions for the Analytic Portfolios.

     UAM Fund Services, Inc., a wholly-owned subsidiary of UAM, performs and oversees all administrative, fund accounting, dividend disbursing and transfer agent services to the Fund pursuant to a Fund Administration Agreement with the Fund (the "Administration Agreement"). For its services UAM Fund Services receives a fee based on net assets. UAM Fund Services' principal office is located at 211 Congress Street, Boston, Massachusetts 02110. UAM Fund Services has subcontracted some of these services to Chase Global Funds Services Company, an affiliate of The Chase Manhattan Bank. Chase Global Funds Services Company is located at 73 Tremont Street, Boston, Massachusetts 02108.

     For further information concerning Analytic TSA and management of the Fund, see the Prospectus of the Fund attached hereto as Exhibit C.

     PBHG Funds

     PBHG Advisor Funds and Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") have entered into an investment advisory agreement with respect to the PBHG Funds (the "Advisory Agreement"). PBHG Advisor Funds, Pilgrim Baxter, and Analytic TSA intend to enter into an investment sub-advisory agreement pursuant to which Analytic TSA will assume responsibility for management of the PBHG Funds. Under the terms of the sub-advisory agreement Analytic TSA will provide a program of continuous investment management for the PBHG Funds in accordance with their investment objectives, policies and limitations, make investment decisions for the PBHG Funds, and place orders to purchase and sell securities for the PBHG Funds, subject to the supervision of the Board of Directors.

     PBHG Fund Services, a wholly owned subsidiary of Pilgrim Baxter, serves as the administrator for PBHG Advisor Funds, and SEI Fund Resources serves as sub-administrator for PBHG Advisor Funds.

     For further information concerning Pilgrim Baxter and management of the PBHG Funds, see the form of Prospectus of PBHG Advisor Funds attached hereto as Exhibit B.

     Ownership of Advisors

     Pilgrim Baxter is wholly-owned by UAM as is Analytic TSA. Immediately prior to the mergers, UAM intends to contribute the stock of Analytic TSA to Pilgrim Baxter so that Analytic TSA will become a wholly-owned subsidiary of Pilgrim Baxter. For further information concerning UAM, see the discussion under the heading "General Information -- The Advisor" in the form of Prospectus of PBHG Advisor Funds attached hereto as Exhibit B.

Expense Levels


     The following table sets forth the current fees and expenses of the Analytic Portfolios for the fiscal period ended December 31, 1997, and the estimated expenses for the Class A shares of PBHG Funds. Analytic Portfolio shareholders will be able to purchase additional shares of any portfolio of PBHG Advisor Funds without paying a sales charge and will be permitted to exchange their PBHG Funds shares for shares of any portfolio of PBHG Advisor Funds without payment of a sales charge. The maximum sales load shown in the table below is not applicable to Analytic Portfolio shareholders.


            Enhanced Equity Portfolio - Advisor Enhanced Equity Fund


                                                    Enhanced
                                                      Equity         Advisor Enhanced
                                                    Portfolio          Equity Fund
                                                    ---------          -----------
Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases          None                5.75%
     (as a percentage of the offering price)

Annual Operating Expenses
(as a percentage of average net assets)

                                        Enhanced          Advisor
                                         Equity       Enhanced Equity
                                       Portfolio            Fund
                                       ---------            ----
Advisory Fees(1)(4)                       0.00%             0.00%
  (after fee waivers)

Other Expenses(1)(4)                      1.00%             1.16%
  (after expense reimbursement)

12b-1 Fees(2)                             0.00%             0.25%
                                          -----             -----

Total Operating Expenses(1)(3)(4)         1.00%             1.41%
  (after fee waivers and expense
   reimbursement)

        Master Fixed Income Portfolio - Advisor Master Fixed Income Fund


Shareholder Transaction Expenses                      Master Fixed          Advisor Master
                                                    Income Portfolio       Fixed Income Fund
                                                    ----------------       -----------------

    Maximum Sales Load Imposed on Purchases               None                   4.75%
    (as a percentage of the offering price)



Annual Operating Expenses
(as a percentage of average net assets)

                                                               Advisor
                                           Master Fixed      Master Fixed
                                         Income Portfolio    Income Fund
                                         ----------------    -----------
Advisory Fees(1)(4)                           0.45%             0.00%
  (after fee waivers)
Other Expenses(1)(4)                          0.45%             1.01%
  (after expense reimbursement)
12b-1 Fees(2)                                 0.00%             0.25%
                                              -----             -----
Total Operating Expenses(1)(3)(4)             0.90%             1.26%
  (after fee waivers and expense
   reimbursement)


      Short-Term Government Portfolio - Advisor Short-Term Government Fund

Shareholder Transaction Expenses                         Short-Term             Advisor Short-Term
                                                    Government Portfolio          Government Fund
                                                    --------------------          ---------------

    Maximum Sales Load Imposed on Purchases                 None                       1.50%
    (as a percentage of the offering price)

Annual Operating Expenses
(as a percentage of average net assets)

                                           Short-Term         Advisor
                                           Government        Short-Term
                                           Portfolio      Government Fund
                                           ---------      ---------------
Advisory Fees(1)(4)                          0.00%             0.00%
  (after fee waivers)
Other Expenses(1)(4)                         0.60%             0.86%
  (after expense reimbursement)
12b-1 Fees(2)                                0.00%             0.25%
                                             -----             -----
Total Operating Expenses(1)(3)(4)            0.60%             1.11%
  (after fee waivers and expense
   reimbursement)

----------
(1) Because the PBHG Advisor Funds had not yet commenced operations prior to the date of this filing, "Other Expenses" are based on estimated amounts, net of any expense reimbursement. Absent any fee waiver or expense reimbursement arrangement, "Advisory Fees," "Other Expenses" and "Total Operating Expenses," respectively, as a percentage of average net assets of each Fund would be as follows:

     PBHG Advisor Enhanced Equity Fund        0.60%     1.27%     and     2.12%
     PBHG Advisor Master Fixed Income Fund    0.45%     1.82%     and     2.52%
     PBHG Advisor Short-Term Government Fund  0.30%     1.82%     and     2.37%

(2) As a result of the 12b-1 fees, long-term shareholders of Class A shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. The Company estimates that the maximum permissible front-end sales charge would not be exceeded for a substantial number of years.

(3) Pilgrim Baxter has agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Fund as follows: 0.82% of the Advisor Enhanced Equity Fund; 0.67% of the Advisor Master Fixed Income Fund; and 0.52% of the Advisor Short-Term Government Fund. The expenses subject to such limitation are those which are not specifically allocated to a class of shares of a PBHG Fund under its multiple class plan (the "Rule 18f-3 Plan") including, but not limited to, investment advisory fees of Pilgrim Baxter, but excluding: (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses specifically allocated to a class of shares of a PBHG Fund under the Rule 18f-3 Plan, such as Rule 12b-1 expenses and transfer agency fees; and (iii) other extraordinary expenses not incurred in the ordinary course of a PBHG Fund's business. The fee waiver/expense reimbursement arrangement for each PBHG Fund is expected to remain in effect for the current fiscal year. Each waiver of Advisory Fees or assumption of Other Expenses by Pilgrim Baxter is subject to a possible reimbursement by each PBHG Fund in future years if such reimbursement can be made within the foregoing annual expense limits.

(4) Analytic TSA has voluntarily agreed to reimburse expenses of the Analytic Portfolios, including advisory fees (but excluding interest, taxes and extraordinary expenses), that exceed 0.60%, 0.90% and 1.00% of average daily net assets for the Short-Term Government, Master Fixed Income and Enhanced Equity Portfolios, respectively, for the year ended December 31, 1997. Without such reimbursement, the "Advisory Fees," "Other Expenses" and "Total Operating Expenses" respectively, as a percentage of average net assets of each Analytic Portfolio, would be as follows:

     Short-Term Government          .30%    7.48%    7.78%
     Master Fixed Income            .45%    0.64%    1.09%
     Enhanced Equity                .60%    1.59%    2.19%

                            Example of Fund Expenses

     An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

            Fund                           1 Year            3 Years           5 Years           10 Years
            ----                           ------            -------           -------           --------
Enhanced Equity Portfolio                   $10               $ 32               $ 55              $122
Advisor Enhanced Equity Fund                 71                100                130               217

Master Fixed Income Portfolio                 9                 29                 50               111
Advisor Master Fixed Income Fund             60                 86                113               193

Short-Term Government Portfolio               6                 19                 33                75
Advisor Short-Term Government Fund           26                 50                 75               148


The examples are based upon total operating expenses for the funds, as set forth in the "Annual Operating Expenses" tables above. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Analytic Portfolios and, on an estimated basis, in the PBHG Funds after the Reorganizations.

Organization

     The Fund is organized as a Delaware business trust. PBHG Advisor Funds is organized as a Maryland corporation.

Purchase, Exchange and Redemption Policies

     Analytic Portfolios

     Shares of the Analytic Portfolios are purchased directly from the Fund by wire, mail, or exchange from another Analytic Portfolio with no sales charge or commission at the net asset value per share next computed after an order and payment are received by the Fund. Any order received after 1:00 p.m. Pacific Time will be processed at the next day's closing net asset value.

There is no minimum initial or subsequent purchase of Analytic Portfolio shares by tax deferred retirement plans (including IRA, SEP-IRA and profit sharing and money purchase plans) or Uniform Gifts to Minors Act accounts. For other investors the minimum is $5,000 for an initial purchase, in any proportion among the Analytic Portfolios, and there is no minimum for subsequent purchases.

     Redemptions may be made on any business day. Shares are redeemed without charge and redemptions may be made by telephone, mail, or exchange to another Analytic Portfolio. Redemption orders placed prior to 4:00 p.m. eastern time will be effective that day. Shares are redeemed without charge at the net asset value per share next computed after instructions and required documents are received in proper form.

     Shares of any Analytic Portfolio may be exchanged for shares of any other Analytic Portfolio at the net asset value per share next computed after the receipt of instructions in proper form.

     Please refer to the Prospectus of the Fund attached hereto as Exhibit C for further information on its purchase, exchange and redemption policies.

     PBHG Funds

     Purchases are made through an investment dealer or selected financial institutions. Purchases may be made on any day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the PBHG Funds if PBHG Advisor Funds receives sufficient information to execute the order and receive payment by check or readily available funds prior to 4:00 p.m. Eastern time.


     No sales charge will be imposed in connection with the issuance of Class A shares of the PBHG Advisor Funds as part of the Reorganizations. A sales charge of up to 5.75% for the Advisor Enhanced Equity Fund, 4.75% for the Advisor Master Fixed Income Fund, and 1.50% for the Advisor Short-Term Government Fund is imposed on purchases of Class A shares at the time of purchase. Analytic Portfolio shareholders will be able to purchase additional shares of any portfolio of PBHG Advisor Funds without paying a sales charge. Class A shares are not subject to any charges when they are redeemed (except for sales at net asset value in excess of $1 million which are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge). Certain purchases of Class A shares qualify for a sales charge waiver or reduction. Class A shares bear a distribution fee currently at the annual rate of 0.25% of each PBHG Fund's average net assets attributable to Class A shares which is imposed pursuant to a distribution plan approved by the Board of Directors of PBHG Advisor Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"). Minimum initial investment in Class A Shares of the PBHG Funds is $2,500 for regular accounts, $2,000 for Individual Retirement Accounts. There is no minimum for subsequent investments.


     Redemptions may be made on any Business Day. Redemption orders placed prior to 4:00 p.m. Eastern time on any Business Day will be effective that day. The redemption price for shares is the net asset value per share determined as of the end of the day the order is effective.


     Shares of the PBHG Funds may generally be exchanged for shares of the same class of the other portfolios of PBHG Advisor Funds at net asset value. Analytic Portfolio shareholders will be permitted to exchange their PBHG Funds shares for shares of any other PBHG Advisor Funds portfolios without payment of a sales charge.


     Please refer to the form of Prospectus of the PBHG Funds attached hereto as Exhibit B for further information on its purchase, exchange and redemption policies.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, investment policies and investment restrictions of the Analytic Portfolios and the PBHG Funds are identical. The PBHG Funds were created specifically for the purpose of the Reorganizations. The following discussion summarizes the investment objectives and policies of the PBHG Funds and is qualified in its entirety by the discussion in the form of Prospectus and Statement of Additional Information of the PBHG Funds.

Advisor Enhanced Equity Fund

     The Advisor Enhanced Equity Fund, a diversified portfolio, seeks above average total returns through investments in Equity Securities. ("Equity Securities" as used herein include common stocks, preferred stocks, warrants and securities convertible into or exchangeable for common or preferred stocks.) The Advisor Enhanced Equity Fund will invest in a diversified equity portfolio consisting primarily of common stocks and related investments such as options and futures. For this purpose, "above average" total returns means returns above the average long-term total returns of other mutual funds with similar investment policies and risk characteristics.

     The Advisor Enhanced Equity Fund seeks to achieve its objective by investing primarily in the publicly traded common stocks of U.S. domiciled corporations and options and futures that relate to such stocks. While the Advisor Enhanced Equity Fund may invest in stocks of any market capitalization, it is anticipated that the average capitalization of the Advisor Enhanced Equity Fund's stocks will be typical of medium to large companies (typically $15 billion or higher).

     Under normal market conditions, the Advisor Enhanced Equity Fund will invest at least 65% of its total assets in Equity Securities of U.S. domiciled corporations.

Advisor Master Fixed Income Fund

     The Advisor Master Fixed Income Fund, a diversified portfolio, seeks to provide above-average total returns. The Advisor Master Fixed Income Fund will invest in a diversified bond portfolio consisting primarily of U.S. Government, corporate, and mortgage-related fixed income securities. For this purpose, "above average" total returns means returns above the average long-term total returns of other mutual funds with similar investment policies and risk characteristics.

     The Advisor Master Fixed Income Fund seeks to achieve its objective by investing primarily in U.S. Treasury, U.S. Government, and U.S. dollar denominated high grade securities, including mortgage-related securities. The weighted average duration of the Advisor Master Fixed Income Fund's fixed income investments is generally expected, under normal market conditions, to range between 3 and 10 years.

     Under normal market conditions, the Advisor Master Fixed Income Fund will invest at least 65% of its total assets in U.S. dollar denominated, high grade, fixed income debt securities. The high grade investment standard for the Fund includes only those securities with (i) over 1 year original maturity and rated at the time of purchase a minimum of A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), (ii) under 1 year original maturity and rated at the time of purchase a minimum of Prime 1 by Moody's or A-1 by Standard & Poor's, or (iii) unrated securities determined by Analytic TSA at the time of purchase to be equivalent to these ratings.

     Subject to certain additional limitations, under normal market conditions, the remainder of the Advisor Master Fixed Income Fund's assets may be invested in floating rate and other types of debt securities, high grade non-U.S. dollar denominated debt securities, below high grade fixed income securities, convertible securities, "synthetic convertible" positions, covered call and cash secured put investments, preferred stock, and the shares of other investment companies which invest primarily in high grade debt securities. The Advisor Master Fixed Income Fund may also invest in interest and currency rate-related derivative securities.

Advisor Short-Term Government Fund

     The investment objective of the Advisor Short-Term Government Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk.

     The Advisor Short-Term Government Fund seeks to achieve its investment objective by investing primarily in U.S. Treasury or U.S. Government agency securities to minimize credit risk. To minimize fluctuations in market value, the Advisor Short-Term Government Fund is expected, under normal market conditions, to maintain a dollar weighted average maturity and weighted average duration between 1 and 3 years. Duration is the weighted average time to receipt of both principal and interest payments of a debt security and also a measure of the sensitivity of fixed income related investments to interest rate changes.

     Under normal market conditions, the Advisor Short-Term Government Fund will invest at least 80% of its total assets in U.S. Government securities. Subject to certain additional limitations, the remainder of the Advisor Short-Term Government Fund's assets may be invested in other high grade debt securities, securities of foreign governments and supranational organizations considered to be of high grade investment quality, currency-rate and interest rate-related options and futures, and cash and cash equivalents. The high grade investment standard for the Advisor Short-Term Government Fund includes only those securities with (i) over 1 year original maturity and rated at the time of purchase a minimum of A by Moody's or Standard & Poor's, (ii) under 1 year original maturity and rated at the time of purchase a minimum of Prime 1 by Moody's or A-1 by Standard & Poor's, or (iii) unrated securities determined by Analytic TSA at the time of purchase to be equivalent to these ratings.

     The Advisor Short-Term Government Fund may also invest in repurchase agreements collateralized by U.S. Government securities. For temporary defensive purposes, the Advisor Short-Term Government Fund may reduce the average duration to less than 1 year.

General Investment Policies

     For a discussion of the investment process followed by Pilgrim Baxter and Analytic TSA, please see "General Investment Policies and Strategies" in the form of prospectus of PBHG Advisor Funds attached as Exhibit B.

     The investment objectives of the Analytic Portfolios are fundamental policies, meaning they may not be changed without a vote of a majority of the particular Analytic portfolios outstanding shares. The investment objectives of the PBHG Funds are not fundamental policies and may be changed by action of the Board of Directors of PBHG Advisor Funds. Shareholders will be notified of any such change.

     Pilgrim Baxter and Analytic TSA expect that under normal market conditions the annual portfolio turnover rate for the Advisor Enhanced Equity Fund will not exceed 150%, for the Advisor Master Fixed Income Fund will not exceed 150% and for the Advisor Short-Term Government Fund will not exceed 300%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by a PBHG Fund. Trading in over-the-counter and fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

     Under normal market conditions, each PBHG Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the adviser or the sub-adviser, as appropriate, determines that market conditions warrant, each PBHG Fund may invest up to 100% of its assets in investment grade debt securities, cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each PBHG Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a PBHG Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective. See the Statement of Additional Information for additional information.

Portfolio Managers

     Pursuant to the investment sub-advisory agreement by and among PBHG Advisor Funds, on behalf of each PBHG Fund, Pilgrim Baxter and Analytic TSA.
Analytic TSA is responsible for the management of the PBHG Funds.
The following individuals are currently responsible for managing the Analytic Portfolios and will be responsible for managing the corresponding PBHG Funds.

     Advisor Enhanced Equity Fund

     Dennis M. Bein and Harindra de Silva have been the portfolio managers for the Enhanced Equity Portfolio since November 1996. Mr. Bein has been a member of the portfolio management and research team for Analytic TSA since August 1995. He concurrently serves as a senior associate for Analysis Group, Inc. with which he has been associated with since August 1990. Dr. de Silva is the President of the Fund and serves as a managing director of Analytic TSA, which he joined in May of 1995. He concurrently serves as a principal of Analysis Group, Inc., which he joined in March 1986. They are subject to the supervision of Analytic TSA's investment management committee.


     Advisor Short-Term Government and Advisor Master Fixed Income Funds

     Scott Barker, Greg McMurran and Bob Bannon have been the portfolio managers for the Short-Term Government and Master Fixed Income Portfolios since November 1996. Mr. Barker has been a member of the portfolio management and research team for Analytic TSA since August 1995. He concurrently serves as a research analyst with Analysis Group, Inc., with which he has been associated since October 1993. Previously, he was with Xontech, Inc. for six years as a scientific analyst. Mr. McMurran is the Chief Investment Officer of Analytic TSA and has been with the firm since October 1976 as a portfolio manager. Mr. Bannon is a managing director of Analytic TSA specializing in the fixed income area. He joined the firm in January 1996 when TSA Capital Management merged with Analytic TSA. He was formerly a managing director with TSA since April 1995. Previously, he served as a senior bond strategist with IDEA for four years. They are subject to the supervision of Analytic TSA's investment management committee.


                                  RISK FACTORS

     The PBHG Funds have the same investment objectives and policies as the Analytic Portfolios. The investments of the PBHG Funds will be managed by the same portfolio managers of Analytic TSA that are responsible for management of the Analytic Portfolios using the same investment techniques and strategies. Accordingly, the risks associated with an investment in the PBHG Funds should be the same as the risks associated with an investment in the Analytic Portfolios.

     To achieve their investment objectives, the PBHG Funds may invest in foreign securities, in securities that are considered illiquid and in securities issued by technology companies or companies with small market capitalizations. The PBHG Funds may also utilize various call option, put option and financial future strategies in pursuit of their investment objectives. See the heading "Risk Factors" in the form of prospectus for the PBHG Advisor Funds attached as Exhibit B for a discussion of the risks associated with those investments and investment strategies.


                         INFORMATION ABOUT THE AGREEMENT

     The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement attached as Exhibit A.

Description of the Agreement

     The Agreement provides that at the Closing Date substantially all of the property and assets of each Analytic Portfolio will be transferred to the corresponding PBHG Fund free and clear of all liens, encumbrances, and claims, except for (a) any unamortized or deferred fees or expenses, prepaid expenses or goodwill shown as assets on the books of the Analytic Portfolio and (b) cash or bank deposits (the "Reserve Account") in an amount necessary: to discharge all of the unpaid liabilities on the books and records of the Analytic Portfolio at the Closing Date (including any amounts due to shareholders of the Analytic Portfolio for unpaid dividends or otherwise) and to pay contingent liabilities, if any, that the Board of Trustees of the Fund may reasonably deem to exist against the Analytic Portfolio at the Closing Date. (The property and assets to be transferred to the PBHG Fund are referred to below as the "Analytic Portfolios' Net Assets.") Upon the satisfaction or other resolution of all such liabilities and obligations, any amount remaining from the Reserve Account will be transferred to the PBHG Fund.

     In exchange for the transfer to the PBHG Fund of the Analytic Portfolios's Net Assets, PBHG Advisor Funds will simultaneously issue at the Closing Date full and fractional Class A shares of the corresponding PBHG Fund to the Analytic Portfolio for distribution pro rata by the Analytic Portfolio to its shareholders. The Class A shares issued by PBHG Advisor Funds will have an aggregate net asset value equal to the value of the Analytic Portfolios' Net Assets on the Closing Date.

     On the Closing Date, each of the Analytic Portfolios will be liquidated and distribute pro rata to its shareholders the PBHG Fund Class A Shares received by the Analytic Portfolio. Each shareholder owning Analytic Portfolio Shares at the Closing Date will receive PBHG Fund Class A shares having an aggregate net asset value equal to the aggregate net asset value of his or her Analytic Portfolio Shares, plus the right to receive any dividends or distributions which were declared before the Closing Date but that remained unpaid at that time on the Analytic Portfolio Shares. In connection with the Reorganizations, each of the Analytic Portfolios will be terminated as a series of the Fund.

     The share transfer books of the Analytic Portfolios will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Analytic Portfolios will be deemed to be redemption requests for the corresponding PBHG Fund Class A Shares.

     The Reorganizations are subject to a number of conditions, including, among other things: (a) approval of the Agreement and the transactions contemplated thereby described in this Combined Proxy Statement and Prospectus by the Analytic Portfolios' shareholders; (b) that the shares of each PBHG Fund that will be offered for sale after the Closing Date be duly registered under the 1933 Act on the Closing Date; (c) the receipt of certain legal opinions described in Sections 7 and 8 of the Agreement, which include a legal opinion that the PBHG Fund Class A Shares issued and outstanding at the Closing Date will be duly authorized, validly issued, fully paid, and non-assessable and a legal opinion that the Reorganizations will not give rise to the recognition of income, gain, or loss for federal income tax purposes to the Analytic Portfolios, or their respective shareholders; (d) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Agreement and other matters; and (e) the parties' performance of their respective agreements and undertakings in the Agreement. Assuming satisfaction of the conditions in the Agreement, the Closing Date will be on April 30, 1998, or such other date as is agreed to by the parties.

     Pilgrim Baxter and Analytic TSA will be liable for all reasonable expenses incurred by the PBHG Funds and the Analytic Portfolios in connection with entering into and carrying out the transactions contemplated by the Agreement, whether or not the transactions are consummated. Analytic TSA has agreed to indemnify two of the trustees ("Trustees") of the Fund against any losses arising out of their services as Trustees of the Fund.



     The Agreement may be terminated and the Reorganizations abandoned at any time prior to the Closing Date by the mutual consent of the parties to the Agreement. In such event, there will be no liability for damages on the part of either the Analytic Portfolios or the PBHG Funds, or the Fund's Board of Trustees or officers or PBHG Advisor Funds' Board of Directors or officers, but Pilgrim Baxter and Analytic TSA will be liable for reimbursement of all reasonable expenses incurred in connection with entering into and carrying out the transaction contemplated by the Agreement. At any time prior to or after approval of the Agreement by the Analytic Portfolios' shareholders, the Fund and PBHG Advisor Funds may amend, modify, or supplement the Agreement. However, no such amendment, modification, or supplement may have the effect of changing the provisions for determining the number of PBHG Fund Class A Shares to be distributed to Analytic Portfolio shareholders under the Agreement to the detriment of the Analytic Portfolio shareholders, unless the Analytic Portfolio shareholders approve such change or unless the amendment merely changes the Closing Date.

Board Consideration

     The Board of Trustees of the Fund has unanimously determined that the proposed Reorganizations are in the best interest of the shareholders of the Analytic Portfolios, and recommends the approval of the Agreement by such shareholders at the Special Meeting. The following is a summary of the information that was presented to, and considered by, the Board of Trustees in making their determination.

     Initially, the Board of Trustees reviewed several areas of concern regarding the Analytic Portfolios. The Board of Trustees considered that (a) the relatively small asset size of the Analytic Portfolios has prevented them from realizing significant economies of scale and reducing their expense ratios (absent waivers of fees and assumption of expenses by Analytic TSA); (b) Analytic TSA on a voluntary basis has continuously waived a substantial portion of its advisory fee since the Analytic Portfolios' inception; (c) based on the Analytic Portfolios' historical asset growth and the distribution systems available to the Analytic Portfolios under their current structure, their assets are unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (d) in the absence of significant asset growth, it is unlikely that Analytic TSA will receive its full advisory fee in the future; (e) Analytic TSA has indicated that it will become a wholly-owned subsidiary of Pilgrim Baxter on May 1, 1998; and (f) because the voluntary fee cap prevents Analytic TSA from achieving any profits from its services to the Analytic Portfolios, Analytic TSA and Pilgrim Baxter have indicated that Analytic TSA will not continue its voluntary fee waiver after April 30, 1998.

     At a meeting of the Board of Trustees held on February 26, 1998, management of the Fund proposed that the Board of Trustees approve the proposed Reorganizations on behalf of the Analytic Portfolios. During the course of their review and deliberation, the Trustees evaluated the potential benefits and detriments to the Analytic

Portfolios and their shareholders. The Trustees requested and received from Analytic TSA and Pilgrim Baxter written materials containing relevant information about the PBHG Funds and the proposed Reorganizations, including fee and expense information on a future estimated basis. Analytic TSA and Pilgrim Baxter also provided the Trustees with comparative expense ratio information, analyses of the projected benefits to the shareholders of the Analytic Portfolios resulting from the proposed Reorganizations, information regarding the marketing plan for the PBHG Funds and projections of anticipated growth for the PBHG Funds, and a variety of other information relevant to the consideration of the proposed Reorganizations.

     The Board of Trustees believes that shareholders of each Analytic Portfolio will benefit from the economies of scale that are expected to develop as the PBHG Funds grow in asset size. Based on the projected net sales and asset levels for each of the PBHG Funds, the 1998 and 1999 projected total expense ratios for Class A Shares of each PBHG Fund are as follows:

                                                              PBHG Funds                       Analytic Portfolio
                                                      ----------------------------         -------------------------
                                                      1998 Total      1999 Total           Current      Actual
                                                      Projected       Projected            Expense      Total
                                                      Expenses(1)     Expenses (1)         Cap (2)      Expenses (3)
Enhanced Equity Fund/Portfolio                        1.41%           1.41%                1.00%        2.24%
Master Fixed Income Fund/Portfolio                    1.26%           1.26%                0.90%        1.09%(4)
Short-Term Government Fund/Portfolio                  1.11%           1.11%                0.60%        7.80%

--------------------
(1)  Projected total expenses of Class A Shares after fee waivers.
(2)  Total current fund expenses of each Analytic Portfolio after fee waivers.
(3) Total actual 1997 fund expenses of each Analytic Portfolio before fee waivers.
(4) Projected 1998 total expenses before fee waivers for the Analytic Master Fixed Income Portfolio is 3.11% based on 12/31/97 asset levels.

     Although the projected expense ratios of the PBHG Funds are greater than those of the Analytic Portfolios (after fee waiver), the PBHG Funds have more favorable ratios when fee waivers are eliminated, as will be the case after April 30, 1998. In addition, Pilgrim Baxter has agreed to request the Board of Directors of PBHG Advisor Funds to continue the expense limitations for a period of three years after the Closing Date. Accordingly, the PBHG Funds are expected to provide the Analytic Portfolios' shareholders with a more advantageous long-term cost structure than would otherwise be achievable by the Analytic Portfolios.

     In addition, the Board of Trustees noted that the shareholders of the Analytic Portfolios would not be subject to additional potential or actual risks as shareholders of the PBHG Funds, and that the Reorganizations would result in continuity of investment advisory services, since the Analytic Portfolios currently employ Analytic TSA as investment adviser and the PBHG Funds will employ Analytic TSA as investment sub-adviser, and the individuals who will serve as the portfolio managers for the PBHG Funds currently serve as the portfolio managers for the Analytic Portfolios. The Board of Trustees noted further that no sales or other charges would be imposed on any of the PBHG Fund shares acquired by shareholders of the Analytic Portfolios in connection with the Reorganization and that the shareholders of the Fund would not bear the costs of the Reorganizations. Finally, the Board of Trustees reviewed the terms of the Agreement. The Board of Trustees noted that the Analytic Portfolios would be provided with an opinion of counsel with respect to the tax-free treatment of the Reorganizations.

     At a meeting of the Board of Trustees of the Fund on March 4, 1998, the proposed Reorganizations were again considered by the Board of Trustees of the Fund. At a subsequent meeting on March 6, 1998, based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees unanimously determined that the proposed Reorganizations are in the best interest of the Analytic Portfolios and their shareholders and that the interests of the Analytic Portfolios' shareholders will not be diluted as a result of the proposed Reorganizations, and recommended the approval of the Agreement by shareholders at the Special Meeting.

     On February 20, the Board of Directors of PBHG Advisor Funds considered the proposed Reorganizations with respect to the PBHG Funds. Based upon their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the Board of Directors unanimously determined that the proposed Reorganizations were in the best interests of the PBHG Funds and their shareholders and the interests of the existing PBHG Funds shareholders will not be diluted as a result of the proposed Reorganization.

Federal Income Tax Consequences

     The following is a general summary of the material federal income tax consequences of the Reorganizations to the shareholders of the Fund and is based upon the current provisions of the Code, the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (the "IRS") and judicial decisions, all of which are subject to change.

     The principal Federal income tax consequences that are expected to result from the Reorganizations, under currently applicable law, are as follows: (i) the Reorganizations will constitute "reorganizations" within the meaning of
Section 368(a)(1)(C) of the Code; (ii) no gain or loss will be recognized by the Analytic Portfolios upon the transfer of their assets to the PBHG Funds or upon the distribution of the shares of the PBHG Funds to their shareholders pursuant to the Reorganizations; (iii) no gain or loss will be recognized by any shareholder of the Analytic Portfolios upon the exchange of shares of the Analytic Portfolios solely for shares of the PBHG Funds; (iv) no gain or loss will be recognized by the PBHG Funds on the receipt of the assets of the Analytic Portfolios in exchange for shares of the PBHG Funds as a result of the Reorganizations; (v) the tax basis of the shares of the PBHG Funds to be received by a shareholder of the Analytic Portfolios will be the same as the tax basis of the shares of the Analytic Portfolios surrendered in exchange therefor;
(vi) the basis to the PBHG Funds of the assets of the Analytic Portfolios will be the same as the basis of those assets in the hands of the Analytic Portfolios immediately prior to the Reorganizations; (vii) the holding period of the shares of PBHG Funds to be received by a shareholder of the Analytic Portfolios will include the holding period for which such shareholder held the shares of the Analytic Portfolios exchanged therefor, provided that such shares of the Analytic Portfolios are capital assets in the hands of such shareholder as of the Closing Date; (viii) the holding period of the assets of the Analytic Portfolios in the hands of the PBHG Funds will include the period during which those assets were held by the Analytic Portfolios; and (ix) the taxable year of the Analytic Portfolios will end on the Closing Date, and each of the PBHG Funds will succeed to and take into account those attributes of the corresponding Analytic Portfolio described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384, if applicable, and the Treasury regulations thereunder.

     As a condition to the Closing, Paul, Hastings, Janofsky & Walker LLP will render a favorable opinion as to the foregoing Federal tax consequences of the Reorganizations, which opinion will be conditioned upon the accuracy, as of the date of the Agreement and as of the Closing, of certain representations upon which Paul, Hastings, Janofsky & Walker, LLP will rely. Neither the Fund nor PBHG Advisor Funds has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

     The foregoing description of the Federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder of the Analytic Portfolios. The tax consequences to certain shareholders, such as dealers in securities, foreign persons, mutual funds, insurance companies and tax-exempt entities, that are subject to special treatment under the Code or under the laws of other jurisdictions may differ materially from those outlined above. All the Analytic Portfolios shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other tax laws.

Capital Loss Carryforward

     Short-Term Government Portfolio had a capital loss carryforward available to offset future capital gains of approximately $797,773 as of December 31, 1997. Under Section 381 of the Code, the Advisor Short-Term Government Fund will succeed to the capital loss carryforwards of Short-Term Government Portfolio if, as described in "Additional Information about the Agreement--Federal Income Tax Consequences" above, the transfer of the assets of the Short-Term Government Portfolio to the Advisor Short-Term Government Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code. The carryforward period for capital losses is limited to eight years and accordingly, absent realized capital gains, these capital loss carryforwards will expire in Years 1999, 2001, 2003, 2004 and 2005.

     As a result of the Reorganizations, Short-Term Government Portfolio will undergo an ownership change, as defined under Section 382 of the Code. The amount of Short-Term Government Portfolio's capital loss carryforwards which can be taken into account each year by the Advisor Short-Term Government Fund to offset any realized capital gains will be limited generally to an amount equal to the fair market value of Short-Term Government Portfolio on the Closing Date multiplied by the long-term tax-exempt rate in effect at that time.

     The amount of such capital loss carryforwards may be different at the Closing Date. The Agreement does not provide for any adjustment to the number of shares that Short-Term Government Portfolio shareholders will receive to reflect any potential income tax effect on the shareholders of Short-Term Government Portfolio which might result from any differences in the proportionate amounts of the capital loss carryforward because of the difficulty of predicting the potential use by the Advisor Short-Term Government Fund of such capital loss carryforward. It is anticipated that there will be no distributions to shareholders of current or future net realized gains on investments until the capital loss carryforwards are offset or expire, although any such gains would be reflected in the calculation of net asset value.

                             RIGHTS OF SHAREHOLDERS

     PBHG Advisor Funds is a Maryland corporation and the Fund is a Delaware business trust. There is much that is similar between the two forms of organization. For example, the responsibilities, powers and fiduciary duties of the trustees of the Fund are substantially the same as those of the directors of PBHG Advisor Funds.

     There are, however, certain differences between the two forms of organization. The operations of PBHG Advisor Funds, as a Maryland corporation, are governed by its Articles of Incorporation, and amendments and supplements thereto, and applicable Maryland law. The operations of the Fund, as a Delaware business trust, are governed by its Agreement and Declaration of Trust, as amended (the "Declaration of Trust") and Delaware law.

Liability of Shareholders

     The Delaware Business Trust Act provides that shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware business trust might be held personally liable for the trust's obligations to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Fund shall not be subject to any personal liability for acts or obligations of the Fund and that every written agreement, obligation or other undertaking made or issued by the Fund shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his investment due to shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is considered remote, and even if a claim were brought against the Fund and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he receives any distribution which exceeds the amount which he could properly receive under Maryland law or where such liability is necessary to prevent fraud.

Election of Directors/Trustees; Terms; Annual Shareholder Meetings


     The initial shareholders of the Fund elected the Trustees of the Fund at a meeting of the shareholders held prior to the effective date of its registration under the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"). Such Trustee serves for the life of the Fund, subject to the earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such Trustees only at special meetings of shareholders. The Fund is not required to hold annual meetings and does not do so unless required by the 1940 Act.


     The sole initial shareholder of the PBHG Advisor Funds will elect the Directors by written consent prior to the Closing Date. Each Director serves until a successor is elected, subject to earlier death, incapacitiation, resignation, retirement or removal (see below). Shareholders may elect successors to such Directors only at annual or special meetings of shareholders. PBHG Advisor Funds is not required to hold annual meetings unless required by the 1940 Act, and does not intend to do so.

     The By-laws of PBHG Advisor Funds provide that the Directors shall be elected at the annual meeting of the shareholders provided that such annual meetings for the election of Directors are required under the 1940 Act. The 1940 Act requires that at least two-thirds of the directors of an investment company be elected by shareholders. Elections may also be held at a special meeting of shareholders called for the purpose of electing Directors. The Directors of PBHG Advisor Funds will be elected by consent of the sole initial shareholder of PBHG Advisor Funds.

Removal of Trustees/Directors

     A Trustee of the Fund may be removed with cause at any time by vote of at least two-thirds of the Trustees and with or without cause by vote of two-thirds of the outstanding shares of the Fund. The Declaration of Trust provides that vacancies may be filled by either of the holders of at least a majority of the Fund's shares or a majority vote of the remaining Trustees.

     A director of PBHG Advisor Funds may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of the outstanding shares of PBHG Advisor Funds.

Special Meetings of Shareholders

     The Fund's Declaration of Trust provides that a majority of the trustees may call special meetings of shareholders and the trustees shall call a special meeting of the shareholders upon written request of the holders of not less than 10% of the Fund's shares. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

     The PBHG Advisor Funds' By-Laws provide that a special meeting of shareholders may be called by the President, Secretary, a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting may be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

Liability of Directors/Trustees and Officers; Indemnification

     Delaware law provides that trustees of a business trust shall not be liable to the business trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Fund's Declaration of Trust, the trustees and officers of the Fund are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a business trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Fund's Declaration of Trust requires the indemnification of its trustees and officers to the fullest extent permitted by Delaware law, except with respect to any matter in which it has been determined that such director or officer acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. PBHG Advisor Funds' Articles of Incorporation eliminates director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

Termination

     The Fund's Declaration of Trust provides that the Fund may be terminated at any time by the vote of shareholders holding two-thirds of the shares outstanding, or by the trustees after written notice to shareholders.

     Maryland law provides that PBHG Advisor Funds may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the stockholders entitled to vote on the dissolution.

Voting Rights of Shareholders

     The Fund's Declaration of Trust grants shareholders power to do the following: (i) elect Trustees; (ii) approve certain contracts, such as investment advisory contracts, as required by the 1940 Act; (iii) terminate or reorganize the Fund; and (iv) approve such additional matters as may be required by law or as the Trustees, in their sole discretion, shall determine.

     Shareholders of a Maryland corporation such as PBHG Advisor Funds are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland corporation law.

Dissenters' Rights

     Neither Delaware law nor the Declaration of Trust confer upon the Fund's shareholders appraisal or dissenters' rights.

     Under Maryland law, a PBHG Advisor Funds shareholder may not demand the fair value of his shares from the successor company in a transaction involving the transfer of the PBHG Advisor Funds' assets, and is bound by the terms of the transaction.

Amendments to Organization Documents

     Consistent with Delaware law, the Board of Trustees of the Fund may, without shareholder approval, amend the Declaration of Trust at any time, except that no amendment may be made which repeals the limitations of personal liability of any shareholder, which reduces the amount payable in respect of the Fund's shares upon liquidation of the Fund or which diminishes or eliminates any voting rights pertaining to the Fund's shares, without approval of the majority of the Fund's shares. The trustees shall have the power to alter, amend or repeal the By-Laws of the Trust or adopt new By-Laws at any time.

     Consistent with Maryland law, PBHG Advisor Funds reserves the right to amend, alter, change or repeal any provision contained in its Articles of Incorporation in the manner now or hereafter prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of PBHG Advisor Funds may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to PBHG Advisor Funds' Articles of Incorporation may be adopted if approved by a vote of a majority of the shares at any meeting at which a quorum is present. PBHG Advisor Funds' Bylaws provide that the Bylaws may be amended at any regular meeting or special meeting of the stockholders provided that notice of such amendment is contained in the notice of the special meeting. Except as to any particular Bylaw which is specified as not subject to amendment by the Board of Directors, the Bylaws may be also amended by the affirmative vote of a majority of the Board of Directors at any regular or special meeting of the Board.

          INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Combined Proxy Statement and Prospectus and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which the Fund and PBHG Advisor Funds have filed with the SEC or in the annual reports which the Fund has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act. The SEC file numbers for the Fund registration statement containing the Prospectus and Statement of Additional Information relating to the Analytic Portfolios are 33-55758 and 811-7366. The SEC file numbers for PBHG's registration statement containing the Prospectus and Statement of Additional Information relating to the PBHG Funds is 333-44193 and 811-08605.

     The Fund and the PBHG Advisor Funds are each subject to the informational reporting requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports, and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at the SEC's Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, New York 10048, and at the SEC's Midwest Regional Office, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The SEC maintains a web site at http:\\www.sec.gov that contains information regarding PBHG Advisor Funds, the Fund, and other registrants that file electronically with the SEC.

                     ADDITIONAL INFORMATION ABOUT EACH FUND

Financial Information

     The financial statements in the tables below for each of the five years in the period ended December 31, 1997, and the one month ended December 31, 1992, have been audited by Deloitte & Touche LLP, independent auditors. Such financial statements and the report of Deloitte & Touche LLP thereon are included in the Statement of Additional Information. Copies of the Fund's 1997 Annual Report to Shareholders may be obtained, at no charge, by telephoning the Fund at the telephone number appearing on the cover page of this Prospectus.

                            The Analytic Series Fund
                       Analytic Enhanced Equity Portfolio
                              FINANCIAL HIGHLIGHTS

Per Share Data and
Ratios for a Share
Outstanding Throughout
the Period Indicated:

                                                                   Year Ended December 31,                           One Month
                                                    1996            1995            1994          1993                  Ended
                                                    ----            ----            ----          ----               December 31,
                                           1997                                                                          1992
                                           ----                                                                      ------------
Net asset value, Beginning
of period.........................       $ 12.09        $ 12.94      $  9.83       $ 10.15       $ 10.02           $ 10.00
                                          ------         ------       ------        ------        ------            ------
Net Investment Income.............          0.15           0.21         0.23          0.28          0.40              0.01
Net Realized and Unrealized
 Gains or Losses on
 Investments......................          3.45           2.74         3.22         (0.32)         0.62              0.02
                                          ------         ------       ------        ------        ------            ------
Total From Investment
 Operations.......................          3.60           2.95         3.45         (0.04)         1.02              0.03
                                          ------         ------       ------        ------        ------            ------
Distributions From Net
 Investment Income................          0.15           0.21         0.23          0.28          0.40              0.01
In excess of net investment income          0.01           0.00         0.00          0.00          0.00              0.00
Distribution from Net Realized
 Gains............................          1.79           3.58         0.11          0.00          0.37              0.00
In excess of Net Realized Gains...          0.02           0.01         0.00          0.00          0.00              0.00
Return of capital.................          0.00           0.00         0.00          0.00          0.12              0.00
                                          ------         ------       ------        ------        ------            ------

Total Distributions...............          1.97           3.80         0.34          0.28          0.89              0.01
                                          ------         ------       ------        ------        ------            ------
Net Asset Value, End of
 Period...........................       $ 13.72        $ 12.09      $ 12.94       $  9.83       $ 10.15           $ 10.02
                                          ======         ======       ======        ======        ======            ======
Total Return:.....................         29.86%         22.95%       35.36%        (0.37)%       10.07%             4.08%
                                           =====          =====        ======        =====         =====            ======
Ratios and Supplemental Data
Net Assets, End of Period (000)...       $ 7,331        $ 3,519      $ 2,318       $ 1,511       $   903           $12,823
Ratio of Expenses to
  Average Net Assets (1)..........          2.24%*         1.51%        1.33%         1.35%         1.35%             1.07%*
Ratio of Net Investment
  Income to Average Net
  Assets..........................          1.17%*         1.53%        2.02%         3.24%         2.16%             1.66%*
Portfolio Turnover Rate...........        189.39%        179.47%       10.15%        24.75%        76.34%            25.20%

Average Commission Rate(2)........       $0.0288        $0.0658      $0.0431

--------------------

(1) Gross of Advisor reimbursed expenses and expenses paid indirectly through broker arrangements. With both expense reductions, such ratios would have been 1.00%, 0.91%, 0.50%, 0.24%, 0.57%, and 0.70%* for each of the years in the periods ended December 31, 1997, and for the month ended December 31, 1992, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

*    Calculated on an annualized basis.

                            The Analytic Series Fund
                     Analytic Master Fixed Income Portfolio
                              FINANCIAL HIGHLIGHTS



Per Share Data and Ratios for a Share Outstanding Throughout the Period Indicated:

                                                                   Year Ended December 31,                     One Month
                                                    1996             1995           1994        1993             Ended
                                                    ----             ----           ----        ----          December 31,
                                           1997                                                                   1992
                                           ----                                                               ------------
Net asset value, Beginning
of period.........................       $ 10.27    $ 10.41        $  9.50       $ 10.26       $ 10.06           $ 10.00
                                          ------     ------         ------        ------        ------            ------
Net Investment Income.............          0.59       0.58           0.61          0.64          0.67              0.04
Net Realized and Unrealized
 Gains or Losses on
 Investments......................          0.41      (0.01)          0.91         (0.75)         0.41              0.06
                                          ------     ------         ------        ------        ------            ------
Total From Investment
 Operations.......................          1.00       0.57           1.52         (0.11)         1.08              0.10
                                          ------     ------         ------        ------        ------            ------
Distributions From Net
 Investment Income................          0.59       0.58           0.61          0.64          0.67              0.04
Distribution from Net Realized
 Gains............................          1.75       0.12           0.00          0.01          0.21              0.00
In excess of Net Realized Gains...          0.09       0.01           0.00          0.00          0.00              0.00
                                          ------     ------         ------        ------        ------            ------

Total Distributions...............          2.43       0.71           0.61          0.65          0.88              0.04
                                          ------     ------         ------        ------        ------            ------
Net Asset Value, End of
 Period...........................       $  8.84    $ 10.27        $ 10.41       $  9.50       $ 10.26           $ 10.06
                                          ======     ======         ======        ======        ======            ======
Total Return:.....................         10.04%      5.69%         16.43%        (1.04)%       10.94%            13.09%
                                          ======     ======         =======       ======        ======            ======
Ratios and Supplemental Data
Net Assets, End of Period (000)...        $5,712    $28,926        $24,868       $ 6,155       $ 8,066           $ 9,219
Ratio of Expenses to
  Average Net Assets (1)..........           1.0%*     0.97%          1.03%         1.17%         1.04%             1.05%*
Ratio of Net Investment
  Income to Average Net
  Assets..........................          5.60%*     5.66%          5.99%         7.16%         6.39%             5.63%*
Portfolio Turnover Rate...........         39.98%     21.95%         31.82%        44.30%       105.39%             0.00%

Average Commission Rate(2)........       $0.0375    $0.0418        $0.0277

--------------------

(1) Gross of Advisor reimbursed expenses and expenses paid indirectly through broker arrangements. With both expense reductions, such ratios would have been 0.90%, 0.72%, 0.69%, 0.60%, 0.60%, and 0.60%* for each of the years in the periods ended December 31, 1997, and for the month ended December 31, 1992, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

*    Calculated on an annualized basis.

                            The Analytic Series Fund
                    Analytic Short-Term Government Portfolio
                              FINANCIAL HIGHLIGHTS


Per Share Data and Ratios for a Share Outstanding Throughout the Period Indicated:

                                                                   Year Ended December 31,                     One Month
                                                    1996             1995           1994        1993             Ended
                                                    ----             ----           ----        ----          December 31,
                                           1997                                                                   1992
                                           ----                                                               ------------
Net asset value, Beginning
of period.........................      $  9.83     $  9.98        $  9.55       $ 10.03       $ 10.03          $ 10.00
                                         ------      ------         ------        ------        ------           ------
Net Investment Income.............         0.55        0.62           0.56          0.48          0.53             0.05
Net Realized and Unrealized
 Gains or Losses on
 Investments......................        (0.02)      (0.10)          0.43         (0.48)         0.00             0.03
                                         ------      ------         ------        ------        ------           ------
Total From Investment
 Operations.......................         0.53        0.52           0.99          0.00          0.53             0.08
                                         ------      ------         ------        ------        ------           ------
Distributions From Net
 Investment Income................         0.55        0.66           0.56          0.48          0.53             0.05
Return of capital.................         0.00        0.01           0.00          0.00          0.00             0.00
                                         ------      ------         ------        ------        ------           ------

Total Distributions...............         0.55        0.67           0.56          0.48          0.53             0.05
                                         ------      ------         ------        ------        ------           ------
Net Asset Value, End of
 Period...........................      $  9.81     $  9.83        $  9.98       $  9.55       $ 10.03          $ 10.03
                                         ======      ======         ======        ======        ======           ======
Total Return:.....................         5.54%       5.28%         10.65%         0.00          5.37%            9.38%
                                         ======      ======         =======       ======        ======           ======
Ratios and Supplemental Data
Net Assets, End of Period (000)...      $ 2,978     $ 1,008        $27,880       $24,481       $26,097          $ 7,619
Ratio of Expenses to
  Average Net Assets (1)..........         7.80%*      0.76%          0.82%         0.85%         0.75%            0.77%*
Ratio of Net Investment
  Income to Average Net
  Assets..........................         5.53%*      5.99%          5.76%         5.37%         4.91%            5.45%*
Portfolio Turnover Rate...........        33.50%      31.48%         10.15%         3.21%        85.69%            0.00%

--------------------

(1) Gross of Advisor reimbursed expenses and expenses paid indirectly through broker arrangements. With both expense reductions, such ratios would have been 0.60%, 0.56%, 0.50%, 0.45%, 0.45%, and 0.45%* for each of the years in the periods ended December 31, 1997, and for the month ended December 31, 1992, respectively.

*    Calculated on an annualized basis.


Management Discussion and Analysis of Performance

     A discussion of the performance of the Analytic Portfolios for the fiscal year ended December 31, 1997 is set forth in Exhibit D to this Combined Proxy Statement and Prospectus.

Further Information About PBHG Advisor Funds

     [For more information with respect to PBHG Funds concerning the following topics, please refer to the PBHG Fund Prospectus attached hereto as Exhibit B as indicated: (i) see the headings "Summary," "The Company and the Funds," and "General Information" for information on the organization, management and operations of PBHG Advisor Funds and the Fund; (ii) see the headings "Investment Objectives and Policies," "General Investment Policies and Strategies" and "Investment Limitations" for a description of the investment objectives and policies of the Fund; (iii) see the headings "Summary," "The Company and the Funds," "Taxes" and "General Information" for further information concerning the capital stock of PBHG Advisor Funds; and (iv) see the headings "How to Purchase Fund Shares," "Shareholder Services" and "How to Redeem Fund Shares" for further information regarding the purchase, exchange and redemption of shares of the Fund.]

Further Information About the Fund

     For more information with respect to the Fund concerning the following topics, please refer to the Analytic Portfolios Prospectus as follows: (i) see the headings "Implementation of Policies," "Management of the Fund," "Investment Adviser," and "General Information" for further information on the organization, management and operation of the Fund and the Analytic Portfolios; (ii) see the headings "Investment Objectives and Policies," and "Who Should Invest" for further information concerning the investment objectives and policies of the Analytic Portfolios; (iii) see the headings "Prospectus Summary," "Dividends, Capital Gain Distributions and Taxes" and "General Information" for further information concerning the shares of beneficial interest of the Fund; and (iv) see the headings "Purchasing Shares," "Redeeming Shares," "Exchanging Shares," and "Shareholder Guide" for further information concerning the purchase, exchange and redemption of shares of the Analytic Portfolios.


                                 CAPITALIZATION


     The following table sets forth as of March 20, 1998: (i) the capitalization of the Analytic Portfolios; (ii) the capitalization of the PBHG Funds; and (iii) the pro forma capitalization of the PBHG Funds as adjusted to give effect to the Reorganizations. If the Reorganizations are consummated, the capitalization of the PBHG Funds is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Analytic Portfolios.



                                    Enhanced Equity          Advisor Enhanced          Pro Forma
                                          Portfolio             Equity Fund             Combined

Total Net Assets                         $9,982,475                $3,625             $9,986,100
Shares Outstanding                          625,467                   363                998,610
Net Asset Value Per Share                    $15.96                $10.00                 $10.00



                                Master Fixed Income         Advisor Master             Pro Forma
                                          Portfolio        Fixed Income Fund            Combined

Total Net Assets                         $4,241,705                $3,625             $4,245,330
Shares Outstanding                          473,441                   363                424,533
Net Asset Value Per Share                     $8.96                $10.00                 $10.00




                                         Short-Term       Advisor Short-Term           Pro Forma
                                         Government         Government Fund             Combined
                                          Portfolio

Total Net Assets                         $3,367,466                  $100             $3,367,560
Shares Outstanding                          342,654                    10                336,757
Net Asset Value Per Share                     $9.93                $10.00                 $10.00

                              FINANCIAL STATEMENTS

     The financial statements in the Fund's 1997 Annual Report to Shareholders that are included in the Statement of Additional Information, related to this Combined Proxy Statement and Prospectus, have been audited by the Fund's independent auditors, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report. Such financial statements have been incorporated in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the Fund's Annual Report to Shareholders may be obtained at no charge by telephoning the Fund at the number on the front page of the Statement of Additional Information.

                     OWNERSHIP OF ANALYTIC PORTFOLIO SHARES

     On January 31, 1998, the name, address, and share ownership of the persons who owned of record 5% or more of the outstanding shares of the Analytic Portfolios is as follows:

Analytic Enhanced Equity Portfolio

Analytic TSA Global Asset Management Inc.
Inv. Mgr. for Prison Law Office                                    25.0%
Attn: Joy Yap
700 S. Flower Street, Suite 2400
Los Angeles, CA 90017

Analytic TSA Global Asset Management Inc.
FBO Mountain Grove Cemetery Assn.                                  22.9%
700 S. Flower Street, Suite 2400
Los Angeles, CA 90017

Charles Schwab & Co. Inc.
Special Custody Account for Benefit
of Customers                                                       09.8%
101 Montgomery St.
San Francisco, CA 94104

Analytic Master Fixed Income Portfolio

Analytic TSA Global Asset Management Inc.
FBO Mountain Grove Cemetery Assn.                                  13.8%
700 Flower Street, Suite 2400
Los Angeles, CA 90017

Tucker Anthony Inc.
VMEP NHC Pension                                                   12.6%
Attn: Stephen T. Monahan
4 Landmark Square
Stamford, CT 06901-2700

R. Borzilleri
VMEP                                                               12.3%
Attn: Stephen T. Monahan
4 Landmark Square
Stamford, CT 06901-2700

Greg McNurran                                                      06.3%
2116 N. Westwood Ave.
Santa Ana, CA 92706

Tucker Anthony Inc.
VMEP Blodgett                                                      05.3%
Attn: Stephen T. Monahan
4 Landmark Square
Stamford, CT 06901-2700

Analytic Short-Term Government Portfolio

Analytic TSA Global Asset Management Inc.
Inv. Mgr.                                                          62.7%
FBO Southern Baptist Foundation
700 S. Flower Street, Suite 2400
Los Angeles, Ca 90017

Analytic TSA Global Asset Management Inc.
Inv. Mgr. for Prison Law Office                                    13.4%
Attn: Joy Yap
700 S. Flower Street, Suite 2400
Los Angeles, CA 90017

Analytic TSA Global Asset Management Inc.
FBO Mountain Grove Cemetery Assn.                                  05.8%
700 S. Flower Street, Suite 2400
Los Angeles, CA 90017

The Fund has no information regarding the beneficial ownership of the shares.

     No shares of the PBHG Funds will be issued in advance of consummation of the Reorganizations, other than shares purchased by Pilgrim Baxter, as initial shareholder, to provide initial capitalization for each PBHG Fund.

     INFORMATION RELATING TO VOTING MATTERS

General Information

     This Combined Proxy Statement and Prospectus is being furnished in connection with the solicitation of proxies by the Fund's Board of Trustees in connection with the Special Meeting. Solicitation of proxies will be primarily by mail. Officers of the Fund, PBHG Advisor Funds, Analytic TSA, and/or Pilgrim Baxter may also solicit proxies by telephone, telegraph, or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.


     Only shareholders of record at the close of business on April 14, 1998, will be entitled to vote at the Special Meeting. On that date there were outstanding and entitled to be voted ___________ shares of the Enhanced Equity Portfolio, _______ shares of the Master Fixed Income Portfolio and _____ shares of the Short-Term Government Portfolio. Each share or fraction thereof is entitled to one vote or fraction thereof.


     If the accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting or any adjournment thereof. For information on adjournment of the Special Meeting, see "Quorum" below.

Shareholder Approvals

     The Agreement and the transactions contemplated thereby are being submitted at the Special Meeting for approval by the shareholders of the Analytic Portfolios. In accordance with the provisions of the Agreement and Declaration of Trust of the Fund and the Delaware Business Trust Act, approval of the proposal requires the affirmative vote of the lessor of (i) 67% or more of the shares present or represented at the Special Meeting, provided the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares of each of the Analytic Portfolios. Abstentions will have the same effect as casting a vote against the proposal. The vote of the shareholders of the PBHG Funds is not being solicited, because their approval or consent is not required for the Reorganizations to be consummated.

     If for any reason the Reorganizations are not approved, the Board of Trustees believes that it will have no viable alternative to the dissolution of the Fund.

     The Board of Trustees, including the independent Trustees, recommend that shareholders vote FOR the Reorganizations.

Quorum

     In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Agreement and the Reorganizations are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Agreement in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of one-third or more of the outstanding shares. Proxies properly executed and marked with a negative vote or an abstention, or broker non-votes, will be considered to be present at the Special Meeting for the purposes of determining the existence of a quorum for the transaction of business. Broker non-votes occur when a broker proxy indicates that the broker is not authorized to vote on a particular proposal.

Other Business

     The Board of Trustees of the Fund knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

     Shareholder inquiries may be addressed to the Fund in writing at the address on the cover page of this Combined Proxy Statement and Prospectus or by telephoning 1-800-374-2633.

                                      * * *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE URGED TO DATE AND SIGN THE ENCLOSED PROXY AND PROMPTLY RETURN IT IN THE ENCLOSED ENVELOPE WHICH IS ADDRESSED FOR YOUR CONVENIENCE AND NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE EXPENSE OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN COMPLETING AND RETURNING YOUR PROXY PROMPTLY.

                            PBHG ADVISOR FUNDS, INC.
                        PBHG Advisor Enhanced Equity Fund
                      PBHG Advisor Master Fixed Income Fund
                     PBHG Advisor Short-Term Government Fund
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                            Toll Free: (800) xxx-xxxx

                            THE ANALYTIC SERIES FUND
                       Analytic Enhanced Equity Portfolio
                     Analytic Master Mixed Income Portfolio
                    Analytic Short-Term Government Portfolio
                     c/o Chase Global Funds Services Company
                                  P.O. Box 2798
                        Boston, Massachusetts 02228-2798
                            Toll Free: (800) 374-2633

                       STATEMENT OF ADDITIONAL INFORMATION

       (1998 Special Meeting of Shareholders of The Analytic Series Fund)


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated April __, 1998 for the Special Meeting of Shareholders of The Analytic Series Fund (the "Fund") to be held on May __, 1998. Copies of the Combined Proxy
Statement and Prospectus may be obtained at no charge by writing the Portfolios at the address shown above or by calling 1-800- xxx-xxxx.


     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

     The date of this Statement of Additional Information is April __, 1998.

                                TABLE OF CONTENTS

THE COMPANY.................................................................  2
DESCRIPTION OF PERMITTED INVESTMENTS........................................  2
DIRECTORS AND OFFICERS OF THE COMPANY.......................................  2
ADVISORY AND MANAGEMENT - RELATED SERVICES AGREEMENTS AND PLANS OF
      DISTRIBUTION..........................................................  2
PORTFOLIO TRANSACTIONS......................................................  2
DESCRIPTION OF SHARES.......................................................  2
DETERMINATION OF NET ASSET VALUE............................................  2
TAXES.......................................................................  2
PERFORMANCE DATA............................................................  3
FINANCIAL INFORMATION.......................................................  3


Appendix I - PBHG Advisor Funds, Inc. Statement of Additional Information Appendix II - Annual Report of The Analytic Series Fund
Appendix III - Statements of Assets and Liabilities of the PBHG Funds

THE COMPANY

This Statement of Additional Information relates to PBHG Advisor Funds, Inc. (the "Company") and each of the PBHG Advisor Funds listed on the first page of this Statement of Additional Information. Each Fund is a separate series of the Company, which was incorporated in Maryland on January 9, 1998 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). No shares of PBHG Advisor Funds have been issued as of the date of this Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the Company's fundamental and nonfundamental policies adopted by its Board of Directors, see heading "Description of Permitted Investments" in the Company's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's officers and directors identifying those who are interested persons of the Company as well as stating their aggregate renumeration, see heading "Directors and Officers of the Company" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT - RELATED SERVICES AGREEMENTS AND PLANS OF
DISTRIBUTION

For a discussion of the Company's advisory and management-related services agreements and plans of distribution, see headings "The Advisor", "The Sub-Advisor," "The Administrator and Sub-Administrator," "The Distribution Plans," and "The Distributor" in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Portfolio Transactions" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's capital stock, see heading "Description of Shares" in the Company's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Determination of Net Asset Value" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Taxes" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see headings "Computation of Yield" and "Calculation of Total Return" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited Financial Statements of the Analytic Series Fund and the report thereon by Deloitte & Touche, LLP, are set forth in the Annual Report of the Analytic Series Fund dated December 31, 1997, which is incorporated herein by reference and attached hereto as Appendix II.


Statements of Assets and Liabilities of the Company at March 20, 1998, and the report thereon by Coopers & Lybrand, LLP are incorporated herein by reference and attached hereto as Appendix III.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholder and Board of Directors of PBHG Advisor Series Fund, Inc.:


We have audited the accompanying Statements of Assets and Liabilities of PBHG Advisor Funds, Inc. (the "Fund"), comprised of the PBHG Advisor Core Value, PBHG Advisor Opportunities, PBHG Advisor New Contrarian, PBHG Advisor REIT, PBHG Advisor Blue Chip Growth, PBHG Advisor Growth Opportunities, PBHG Advisor Enhanced Equity, PBHG Advisor Trend, PBHG Advisor New Opportunities, PBHG Advisor Global Technology & Communications, PBHG Advisor Growth II, PBHG Advisor Large Cap Concentrated, PBHG Advisor High Yield, PBHG Advisor Master Fixed Income, PBHG Advisor Short-Term Government and PBHG Advisor Cash Reserves Funds, as of March 20, 1998. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of March 20, 1998 in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.
-----------------------------
COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
March 30, 1998

PBHG Advisor Funds, Inc.
Statements of Assets and Liabilities
March 20, 1998

                                                                                 PBHG Advisor
                                                                 PBHG Advisor        Value          PBHG Advisor       PBHG Advisor
                                                                  Core Value     Opportunities     New Contrarian          REIT
                                                                     Fund            Fund               Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Cash                                                            $   300.00       $10,900.00        $10,875.00          $  300.00
  Organizational Cost                                             $25,875.00       $ 2,875.00         $2,875.00          $2,875.00
                                                                  ----------       ----------        ----------          ---------
         Total Assets                                             $26,175.00       $13,775.00        $13,750.00          $3,175.00

Liabilities:
  Accrued Expenses                                                $25,875.00       $ 2,875.00        $ 2,875.00          $2,875.00
                                                                  ----------       ----------        ----------          ---------
         Total Liabilities                                        $25,875.00       $ 2,875.00        $ 2,875.00          $2,875.00

Net Assets:
  Portfolio shares of Class A (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 365, 363 and
    10 outstanding shares of common stock, respectively          $    100.00       $ 3,650.00        $ 3,625.00          $  100.00

Net Assets:
  Portfolio shares of Class B (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363 and
    10 outstanding shares of common stock, respectively          $    100.00       $ 3,625.00        $ 3,625.00          $  100.00

Net Assets:
  Portfolio shares of Class I (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363 and
    10 outstanding shares of common stock, respectively          $    100.00       $ 3,625.00        $ 3,625.00          $  100.00

-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                 $    300.00       $10,900.00        $10,875.00          $  300.00
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value Per Share - Class A                              $     10.00       $    10.00        $    10.00          $   10.00

Net Asset Value Per Share - Class B                              $     10.00       $    10.00        $    10.00          $   10.00

Net Asset Value Per Share - Class I                              $     10.00       $    10.00        $    10.00          $   10.00

The accompanying notes are an integral part of the statements of assets and liabilities.

PBHG Advisor Funds, Inc.
Statements of Assets and Liabilities
March 20, 1998

                                                                 PBHG Advisor    PBHG Advisor
                                                                   Blue Chip        Growth         PBHG Advisor       PBHG Advisor
                                                                    Growth       Opportunities    Enhanced Equity         Trend
                                                                     Fund            Fund              Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Cash                                                            $   300.00       $10,875.00        $10,875.00          $  300.00
  Organizational Cost                                             $25,875.00       $ 2,875.00        $25,875.00          $2,875.00
                                                                  ----------       ----------        ----------          ---------
         Total Assets                                             $26,175.00       $13,750.00        $36,750.00          $3,175.00

Liabilities:
  Accrued Expenses                                                $25,875.00       $ 2,875.00        $25,875.00          $2,875.00
                                                                  ----------       ----------        ----------          ---------

         Total Liabilities                                        $25,875.00       $ 2,875.00        $25,875.00          $2,875.00

Net Assets:
  Portfolio shares of Class A (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363,
    10, 363 and 363 outstanding shares of common stock,
    respectively                                                 $    100.00       $ 3,625.00        $ 3,625.00          $  100.00

Net Assets:
  Portfolio shares of Class B (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363,
    10, 363 and 363 outstanding shares of common stock,
    respectively                                                 $    100.00       $ 3,625.00        $ 3,625.00          $  100.00

Net Assets:
  Portfolio shares of Class I (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363,
    10, 363 and 363 outstanding shares of common stock,
    respectively                                                 $    100.00       $ 3,625.00        $ 3,625.00          $  100.00

-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                 $    300.00       $10,875.00        $10,875.00          $  300.00
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value Per Share - Class A                              $     10.00       $    10.00        $    10.00          $   10.00

Net Asset Value Per Share - Class B                              $     10.00       $    10.00        $    10.00          $   10.00

Net Asset Value Per Share - Class I                              $     10.00       $    10.00        $    10.00          $   10.00


                                                                                    PBHG Advisor
                                                                    PBHG Advisor        Global
                                                                        New          Technology &
                                                                    Opportuities    Communications
                                                                        Fund             Fund
--------------------------------------------------------------------------------------------------
Assets:
  Cash                                                               $10,875.00       $10,875.00
  Organizational Cost                                                $25,875.00       $ 2,875.00
                                                                     ----------       ----------
         Total Assets                                                $36,750.00       $13,750.00

Liabilities:
  Accrued Expenses                                                   $25,875.00       $ 2,875.00
                                                                     ----------       ----------
         Total Liabilities                                           $25,875.00       $ 2,875.00

Net Assets:
  Portfolio shares of Class A (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363,
    10, 363 and 363 outstanding shares of common stock,
    respectively                                                     $ 3,625.00       $ 3,625.00

Net Assets:
  Portfolio shares of Class B (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363,
    10, 363 and 363 outstanding shares of common stock,
    respectively                                                     $ 3,625.00       $ 3,625.00

Net Assets:
  Portfolio shares of Class I (authorized 100,000,000 shares -
    $0.001 par value for each fund) based on 10, 363, 363,
    10, 363 and 363 outstanding shares of common stock,
    respectively                                                    $  3,625.00       $ 3,625.00

--------------------------------------------------------------------------------------------------
Total Net Assets                                                    $ 10,875.00       $10,875.00
--------------------------------------------------------------------------------------------------

Net Asset Value Per Share - Class A                                 $     10.00       $    10.00

Net Asset Value Per Share - Class B                                 $     10.00       $    10.00

Net Asset Value Per Share - Class I                                 $     10.00       $    10.00

The accompanying notes are an integral part of the statements of assets and liabilities

PBHG Advisor Funds, Inc.
Statements of Assets and Liabilities
March 20, 1998

                                                     PBHG Advisor                     PBHG Advisor    PBHG Advisor
                                    PBHG Advisor       Large Cap      PBHG Advisor    Master Fixed     Short-Term     PBHG Advisor
                                     Growth II       Concentrated      High Yield        Income        Government     Cash Reserves
                                        Fund             Fund            Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Cash                              $  300.00        $10,875.00       $  300.00       $10,875.00      $   300.00      $10,875.00
   Organizational Cost               $2,556.00        $29,571.00       $2,556.00       $29,571.00      $29,571.00      $29,571.00
                                     ---------        ----------       ---------       ----------      ----------      ----------
      Total Assets                   $2,856.00        $40,446.00       $2,856.00       $40,446.00      $29,871.00      $40,446.00

Liabilities:
   Accrued Expenses                  $2,556.00        $29,571.00       $2,556.00       $29,571.00      $29,571.00      $29,571.00
                                     ---------        ----------       ---------       ----------      ----------      ----------
      Total Liabilities              $2,556.00        $29,571.00       $2,556.00       $29,571.00      $29,571.00      $29,571.00


Net Assets
   Portfolio shares of Class A
   (authorized 100,000,000 shares
   - $0.001 par value for each
   fund) based on 10, 363, 10, 363,
   10 and 3,625 outstanding shares
   of common stock, respectively     $  100.00        $ 3,625.00       $  100.00       $ 3,625.00      $   100.00      $ 3,625.00

Net Assets
   Portfolio shares of Class B
   (authorized 100,000,000 shares
   - $0.001 par value for each
   fund) based on 10, 363, 10, 363,
   10 and 3,625 outstanding shares
   of common stock, respectively     $  100.00        $ 3,625.00       $  100.00       $ 3,625.00      $   100.00      $ 3,625.00

Net Assets
   Portfolio shares of Class 1
   (authorized 100,000,000 shares
   - $0.001 par value for each
   fund) based on 10, 363, 10, 363,
   10 and 3,625 outstanding shares
   of common stock, respectively     $  100.00        $ 3,625.00       $  100.00       $ 3,625.00      $   100.00      $ 3,625.00
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                     $  300.00        $10,875.00       $  300.00       $10,875.00      $   300.00      $10,875.00
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share - Class A  $   10.00        $    10.00       $   10.00       $    10.00      $    10.00      $     1.00

Net Asset Value Per Share - Class B  $   10.00        $    10.00       $   10.00       $    10.00      $    10.00      $     1.00

Net Asset Value Per Share - Class I  $   10.00        $    10.00       $   10.00       $    10.00      $    10.00      $     1.00

  The accompanying notes are an integral part of the statements of assets and liabilities.


Notes To Statements of Assets and Liabilities           PBHG Advisor Funds, Inc.
March 20, 1998


(1) Organization

PBHG Advisor Funds, Inc. (the "Funds"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with sixteen series: the PBHG Advisor Core
Value Fund (the "Core Value Fund"), the PBHG Advisor Value Opportunities Fund (the "Value Opportunities Fund"), the PBHG Advisor New Contrarian Fund (the "New Contrarian Fund"), the PBHG Advisor REIT Fund (the "REIT Fund"), the PBHG Advisor Large Cap Concentrated Fund (the "Large Cap Concentrated Fund"), the PBHG Advisor Growth II Fund (the "Growth II Fund"), the PBHG Advisor New Opportunities Fund (the "New Opportunities Fund"), the PBHG Advisor Global Technology & Communications Fund (the "Globa1 Technology & Communications Fund"), the PBHG Advisor Blue Chip Growth Fund (the "Blue Chip Growth Fund"), the PBHG Advisor Growth Opportunities Fund (the "Growth Opportunities Fund"), the PBHG Advisor Enhanced Equity Fund (the "Enhanced Equity Fund"), the PBHG Advisor Trend Fund (the "Trend Fund"), (collectively referred to as the
"Equity Portfolios"), the PBHG Advisor Master Fixed Income Fund (the "Master Fixed Income Fund"), the PBHG Advisor High Yield Fund (the "High Yield
Fund"), the PBHG Advisor Cash Reserves Fund (the "Cash Reserves Fund"), and the PBHG Advisor Short-Term Government Fund (the "Short-Term Government Fund")
(each a "Fund" and, collectively, the "Funds"). To date, the Fund has had no transactions other than those relating to organizational matters and the issuance of 10,000 shares of common stock to Pilgrim Baxter & Associates, Ltd. (the "Adviser"). Each of the Funds has distinct investment objectives and policies that are described in the prospectus.

(2) Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation - Investment securities of the Equity Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by the pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis.
Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods. Acquisition discounts and premiums are accreted and amortized to maturity using a method which approximates the effective interest method.

Dividends - Dividends from net investment income for the Equity Funds are declared annually, if available. Dividends from net investment income for the Master Fixed Income Fund, the High Yield Fund, the Short-Term Government Fund and the Cash Reserves fund are declared daily and paid monthly. Distributions of net realized capital gains, for all funds, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles, These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Organizational Costs - All organizational costs incurred with the start up of the Funds will be amortized on a straight line basis over a period of sixty months commencing with operations provided that the series commenced operations prior to June 30, 1998. For those series that commenced operations after June 30, 1998 all organizational costs incurred with the start of the Funds will be expensed over a period not to exceed one year. In the event that any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Federal Income Taxes - It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes, and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Net Asset Value Per Share - The net asset value per share is calculated each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

Repurchase Agreements - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, of if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as l2b-1 service fees and transfer agent fees, are borne directly by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(3) Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

The Funds and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Value Opportunities, Large Cap Concentrated, Growth II, and Global Technology & Communications Funds; 0.75% of the average net assets of the REIT and New Opportunities Funds; 0.65% of the average net assets of the Growth Opportunities and Trend Funds; 0.60% of the average net assets of the Core Value, New Contrarian, Blue Chip Growth, and Enhanced Equity Funds; 0.50% of the average net assets of the

High Yield Fund; 0.45% of the average net assets of the Master Fixed Income Fund; and 0.30% of the average net assets of the Cash Reserves and Short-Term Government Funds.

Pilgrim Baxter Value Investors ("Value Investors") serves as the sub-adviser to the Core Value, New Contrarian, REIT, and Value Opportunities Funds. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Value Investors is entitled to receive, from the Adviser, a sub-advisory fee with respect to the average daily net assets of each such Fund that is computed daily and paid monthly at annual rates of 0.40%, 0.40%, 0.55% and 0.65%, respectively. Value Investors receives no fees directly from the Core Value, New Contrarian REIT, and Value Opportunities Funds.

Wellington serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Wellington is entitled to receive, from the Adviser, a sub-advisory fee that is computed daily and paid monthly at an annual rate of 0.075% of the average daily net assets up to and including $500 million and 0.020% of the Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. Wellington receives no fees directly from the Cash Reserves Fund.

Analytic TSA serves as the sub-adviser to the Enhanced Equity, Master Fixed Income, and Short-Term Government Funds. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Analytic TSA is entitled to receive, from the Adviser, a sub-advisory fee with respect to the average daily net assets of each such Fund that is computed daily and paid monthly at annual rates of 0.40%, 0.25%, and 0.10%, respectively. Analytic TSA receives no fees directly from the Enhanced Equity, Master Fixed Income, and Short-term Government Funds.

In the interest of limiting the expenses of the PBHG Advisor Funds, the Adviser has entered into an Expense Limitation Agreement with the Company, on behalf of each Fund. The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Fund as follows: 0.82% of the PBHG Advisor Core Value Fund, PBHG Advisor New Contrarian Fund, PBHG Advisor Blue Chip Growth Fund, and PBHG Advisor Enhanced Equity Fund; 1.07% of the PBHG Advisor Value Opportunities Fund, PBHG Advisor Large Cap Concentrated Fund, PBHG Advisor Growth II Fund, and PBHG Advisor Global Technology & Communications Fund; 0.97% of the PBHG Advisor REIT Fund and PBHG Advisor New Opportunities Fund; 0,87% of the PBHG Advisor Growth Opportunities Fund and PBHG Advisor Trend Fund; 0.67% of the PBHG Advisor Master Fixed Income Fund; 0.72% of the PBHG Advisor High Yield Fund; and 0.52% of the PBHG Advisor Short-Term Government Fund and PBHG Advisor Cash Reserves Fund. The expenses subject to such limitation are those that are not specifically allocated to a class of shares of a Fund under the Company's multiple class plan (the "Rule l8f-3 Plan") including, but not limited to, investment advisory fees of the Adviser, but excluding: (i) interest, taxes, brokerage commissions, and other expenditures which are capita1ized in accordance with generally accepted accounting principles; (ii) expense specifically allocated to a class of shares of a Fund under the Rule 18f-3 Plan, such as Rule 12b-1 expenses and transfer agency fees; and (iii) other extraordinary expenses not incurred in the ordinary course of a Fund's business. Reimbursement by the Funds of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when such Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentages discussed in this paragraph. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the specified percentage; and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. The total amount of reimbursement to which the Adviser may be entitled shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund, during any of the previous two fiscal years, less any reimbursement previously paid by such Fund to the Adviser.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Funds.

SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in providing administrative services to the Funds.

PBHG Fund Distributors, a wholly owned subsidiary of the Adviser, provides the Funds with distribution services.

DST Systems, Inc. serves as the transfer agent, dividend disbursing agent for the Funds under a transfer agent agreement with the Funds. PBHG Fund Services provides shareholder support and other shareholder account-related services with assistance from UAM Shareholder Service Center. CoreStates Bank, N.A. serves as the custodian for the Funds.

The Funds have adopted Distribution Plans (the "12b-1 Plan") for those Funds offering Class A and B shares. The Plan provides for the payment by the Funds to the Distributor of up to 0.35% of each Fund's average net assets attributable to Class A shares and up to 1.00% for Class B shares. The Funds' directors have determined that payments under the 12b-1 distribution plan for Class A shares will currently be limited to 0.25%. Class I shares are not subject to 12b-1 fees.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor receive no compensation from the Fund for their services.

(4) Reorganization

On February 20, 1998, the Board of Directors of the Fund and the Board of Trustees of The Analytic Series Fund approved an Agreement and Plan of Reorganization to reorganize the Analytic Enhanced Equity Portfolio, Analytic Master Fixed Income Portfolio, and Analytic Short-Term Government Portfolios into the PBHG Advisor Enhanced Equity Fund, PBHG Advisor Master Fixed Income Fund and PBHG Advisor Short-Term Government Fund, respectively. This reorganization is pending approval of the shareholders of the Analytic Series Fund at a special meeting currently scheduled to be held on April 28, 1998.

The reorganization is expected to be performed on May 31, 1998 with all of the property and assets of the Analytic Series Fund to be transferred to the corresponding PBHG Advisor Fund. Upon this transfer, the PBHG Advisor Fund will issue Class A shares of the voting common stock. The portfolios of the Analytic Series Fund will be accounting survivors for financial reporting purposes.

PART C.      OTHER INFORMATION

Item 15.     Indemnification
             ---------------

     Article 7.4 of Registrant's Articles of Incorporation provides as follows:

     7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

     In addition, Article VI of Registrant's By-Laws provides as follows:

     Article VI: Indemnification

     The Corporation shall indemnify (a) its Directors and officers whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangements as may be permitted by law.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason or willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.


Item 16.   Exhibits.

1(a)       Articles of Incorporation(1)

1(b)       Articles Supplementary of Registrant(2)

2          By-Laws(1)

3          Voting trust agreement - none

4 Agreement and Plan of Reorganization, filed herewith as Exhibit A to the Combined Proxy Statement and Prospectus

5          Not Applicable

6(a) Investment Advisory Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. dated April 1, 1998(2)

6(b) Form of Investment Sub-Advisory Agreement by and among the Registrant and Analytic TSA Global Asset Management, Inc.(2)

6(c) Investment Sub-Advisory Agreement by and among the Registrant, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP dated April 1, 1998.(2)

6(d) Investment Sub-Advisory Agreement by and among the Registrant, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investments, Inc. dated April 1, 1998.(2)

7(a)       Distribution Agreement between the Registrant and PBHG
           Fund Distributors relating to Class A Shares dated April 1, 1998.(2)

7(b) Distribution Agreement between the Registrant and PBHG Fund Distributors relating to Class B Shares dated April 1, 1998.(2)

7(c) Distribution Agreement between the Registrant and PBHG Fund Distributors relating to Class I Shares dated April 1, 1998.(2)

7(d)       Form of Selected Dealer Agreement(2)

7(e)       Form of Bank Agency Agreement relating to shares of the Registrant(2)

7(f)       Form of Shareholder Service Agreement for sale of Shares of
           Registrant(2)

8          Bonus, profit sharing or pension plans - none

9          Form of Custodian Agreement between the Registrant and CoreStates
           Bank, N.A.(2)

10(a) Distribution Plan of the Registrant pursuant to Rule 12b-1 relating to Class A Shares dated April 1, 1998.(2)

10(b) Distribution Plan of the Registrant pursuant to Rule 12b-1 relating to Class B Shares dated April 1, 1998.(2)

10(c) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 dated April 1, 1998.(2)

11 Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll, LLP with respect to corporate matters - to be filed by Amendment.

12 Opinion of counsel and Consent of Paul, Hastings, Janofsky & Walker, LLP with respect to tax matters - to be filed by Amendment.

13(a) Administrative Services Agreement by and between the Registrant and PBHG Fund Services dated April 1, 1998.(2)

13(b) Form of Sub-Administrative Services Agreement by and between the Registrant, PBHG Fund Services and SEI Fund Resources(2)

13(c) Expense Limitation Agreement by and between the Registrant, on behalf of each portfolio of the Registrant and Pilgrim Baxter & Associates, Ltd. dated April 1, 1998.(2)
(2)

14(a)      Consent of Coopers & Lybrand, LLP

14(b)      Consent of Deliotte & Touche, LLP


14(c) Consent of Coopers & Lybrand, LLP in respect of audited statements of Assets and Liabilities


15         Not Applicable

16         Not Applicable

17         Form of Proxy

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-44193 and 811-08605) as filed electronically with the Commission on January 13, 1998.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-44193 and 811-08605).


Item 17.     Undertakings
             ------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES



     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 8th day of April, 1998.




                                            PBHG ADVISOR FUNDS, INC.
                                            Registrant


                                            By:  /s/ Harold J. Baxter
                                                 -----------------------------
                                                 Harold J. Baxter
                                                 Chairman and Director


Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 has been signed below by the following persons on the 8th day of April, 1998 in the capacities and on the dates indicated.




SIGNATURE AND TITLE                                                          DATE

/s/ Harold J. Baxter             Chairman and Director                   April 8, 1998
---------------------------
Harold J. Baxter


/s/ Harold J. Baxter , POA       Director                                April 8, 1998
---------------------------
John R. Bartholdson


/s/ Harold J. Baxter , POA       Director                                April 8, 1998
---------------------------
Jettie M. Edwards


/s/ Harold J. Baxter , POA       Director                                April 8, 1998
---------------------------
Albert A. Miller


/s/ Gary L. Pilgrim              President                               April 8, 1998
---------------------------
Gary L. Pilgrim


/s/ Lee T. Cummings              Treasurer, Chief Financial Officer      April 8, 1998
---------------------------      and Controller
Lee T. Cummings

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.              Description
-----------              -----------


14(c) Consent of Coopers & Lybrand, LLP in respect of audited statements of Assets and Liabilities